Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001066980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Vantagepoint Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES - Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return that is consistent with preservation of capital.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund’s subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund’s investments in fixed income securities may include:

• securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);

• securities issued by U.S. or foreign companies;

• U.S. and foreign mortgage-backed securities;

• U.S. and foreign asset-backed securities; and

• municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (commonly known as "high yield securities" or "junk bonds") or are unrated securities that the Fund’s subadvisers determine are of comparable quality. The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 5.34% (2nd Qtr 2009) Worst Quarter -1.72% (3rd Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Low Duration Bond Fund | Vantagepoint Low Duration Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	347
10 years	rr_ExpenseExampleYear10	776
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	4.09%
2003	rr_AnnualReturn2003	3.51%
2004	rr_AnnualReturn2004	3.56%
2005	rr_AnnualReturn2005	1.27%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	5.24%
2008	rr_AnnualReturn2008	(1.52%)
2009	rr_AnnualReturn2009	10.63%
2010	rr_AnnualReturn2010	3.58%
2011	rr_AnnualReturn2011	1.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Vantagepoint Low Duration Bond Fund | Return before taxes | Vantagepoint Low Duration Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Low Duration Bond Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.14%
5 years	rr_AverageAnnualReturnYear05	3.73%
10 years	rr_AverageAnnualReturnYear10	3.52%
Vantagepoint Low Duration Bond Fund | Return after taxes on distributions | Vantagepoint Low Duration Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Low Duration Bond Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.46%
5 years	rr_AverageAnnualReturnYear05	2.56%
10 years	rr_AverageAnnualReturnYear10	2.26%
Vantagepoint Low Duration Bond Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Low Duration Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Low Duration Bond Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.74%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	2.26%
Vantagepoint Low Duration Bond Fund | BofA Merrill Lynch 1-3 Year US Corporate & Government Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year US Corporate & Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	1.56%
5 years	rr_AverageAnnualReturnYear05	3.94%
10 years	rr_AverageAnnualReturnYear10	3.56%
Vantagepoint Low Duration Bond Fund | Morningstar Short-Term Bond Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Short-Term Bond Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	1.66%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	3.38%
Vantagepoint Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protected Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer current income.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. The Fund’s investments in these securities may include:

• fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);

• fixed income securities issued by U.S. and foreign companies; and

• municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 5.51% (1st Qtr 2008) Worst Quarter -3.69% (3rd Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Inflation Protected Securities Fund | Vantagepoint Inflation Protected Securities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	358
10 years	rr_ExpenseExampleYear10	800
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.76%
2003	rr_AnnualReturn2003	1.66%
2004	rr_AnnualReturn2004	1.77%
2005	rr_AnnualReturn2005	1.05%
2006	rr_AnnualReturn2006	3.34%
2007	rr_AnnualReturn2007	9.64%
2008	rr_AnnualReturn2008	(0.40%)
2009	rr_AnnualReturn2009	9.75%
2010	rr_AnnualReturn2010	5.95%
2011	rr_AnnualReturn2011	11.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Vantagepoint Inflation Protected Securities Fund | Return before taxes | Vantagepoint Inflation Protected Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Inflation Protected Securities Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	11.53%
5 years	rr_AverageAnnualReturnYear05	7.21%
10 years	rr_AverageAnnualReturnYear10	5.23%
Vantagepoint Inflation Protected Securities Fund | Return after taxes on distributions | Vantagepoint Inflation Protected Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Inflation Protected Securities Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.97%
5 years	rr_AverageAnnualReturnYear05	5.92%
10 years	rr_AverageAnnualReturnYear10	3.93%
Vantagepoint Inflation Protected Securities Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Inflation Protected Securities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Inflation Protected Securities Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	5.46%
10 years	rr_AverageAnnualReturnYear10	3.74%
Vantagepoint Inflation Protected Securities Fund | Barclays U.S. TIPS Index (Series-L)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. TIPS Index (Series-L)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	13.56%
5 years	rr_AverageAnnualReturnYear05	7.95%
10 years	rr_AverageAnnualReturnYear10	7.57%
Vantagepoint Inflation Protected Securities Fund | Morningstar Inflation-Protected Bond Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Inflation-Protected Bond Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	10.93%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	6.67%
Vantagepoint Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth with consistency derived from dividend yield.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

• foreign equity securities;

• U.S. and foreign convertible securities; and

• U.S. preferred stock.

The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 21.12% (2nd Qtr 2009) Worst Quarter -25.10% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Equity Income Fund | Vantagepoint Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	457
10 years	rr_ExpenseExampleYear10	1,017
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(14.96%)
2003	rr_AnnualReturn2003	33.09%
2004	rr_AnnualReturn2004	14.78%
2005	rr_AnnualReturn2005	5.76%
2006	rr_AnnualReturn2006	18.73%
2007	rr_AnnualReturn2007	3.76%
2008	rr_AnnualReturn2008	(39.19%)
2009	rr_AnnualReturn2009	35.28%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Equity Income Fund | Return before taxes | Vantagepoint Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	0.04%
5 years	rr_AverageAnnualReturnYear05	(0.66%)
10 years	rr_AverageAnnualReturnYear10	4.67%
Vantagepoint Equity Income Fund | Return after taxes on distributions | Vantagepoint Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(0.69%)
5 years	rr_AverageAnnualReturnYear05	(1.11%)
10 years	rr_AverageAnnualReturnYear10	4.15%
Vantagepoint Equity Income Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.78%
5 years	rr_AverageAnnualReturnYear05	(0.60%)
10 years	rr_AverageAnnualReturnYear10	3.99%
Vantagepoint Equity Income Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	0.39%
5 years	rr_AverageAnnualReturnYear05	(2.64%)
10 years	rr_AverageAnnualReturnYear10	3.89%
Vantagepoint Equity Income Fund | Morningstar Large Value Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Value Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(0.75%)
5 years	rr_AverageAnnualReturnYear05	(2.00%)
10 years	rr_AverageAnnualReturnYear10	3.32%
Vantagepoint Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and current income.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

• foreign equity securities;

• mid-capitalization equity securities;

• U.S. preferred stock; and

• U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 17.11% (2nd Qtr 2009) Worst Quarter -21.88% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Growth & Income Fund | Vantagepoint Growth & Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	435
10 years	rr_ExpenseExampleYear10	969
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.93%)
2003	rr_AnnualReturn2003	30.49%
2004	rr_AnnualReturn2004	8.85%
2005	rr_AnnualReturn2005	6.02%
2006	rr_AnnualReturn2006	13.28%
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(38.16%)
2009	rr_AnnualReturn2009	33.61%
2010	rr_AnnualReturn2010	14.81%
2011	rr_AnnualReturn2011	(0.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Growth & Income Fund | Return before taxes | Vantagepoint Growth & Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth & Income Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(0.69%)
5 years	rr_AverageAnnualReturnYear05	(0.03%)
10 years	rr_AverageAnnualReturnYear10	2.76%
Vantagepoint Growth & Income Fund | Return after taxes on distributions | Vantagepoint Growth & Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth & Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(0.86%)
5 years	rr_AverageAnnualReturnYear05	(0.60%)
10 years	rr_AverageAnnualReturnYear10	2.33%
Vantagepoint Growth & Income Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Growth & Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth & Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(0.22%)
5 years	rr_AverageAnnualReturnYear05	(0.05%)
10 years	rr_AverageAnnualReturnYear10	2.35%
Vantagepoint Growth & Income Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Vantagepoint Growth & Income Fund | Morningstar Large Blend Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Blend Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(1.27%)
5 years	rr_AverageAnnualReturnYear05	(0.99%)
10 years	rr_AverageAnnualReturnYear10	2.60%
Vantagepoint Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

• foreign equity securities;

• small-capitalization equity securities;

• U.S. preferred stock; and

• U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 14.72% (3rd Qtr 2009) Worst Quarter -25.58% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Growth Fund | Vantagepoint Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.31%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[1]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	440
10 years	rr_ExpenseExampleYear10	981
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.26%)
2003	rr_AnnualReturn2003	28.71%
2004	rr_AnnualReturn2004	3.27%
2005	rr_AnnualReturn2005	4.86%
2006	rr_AnnualReturn2006	10.21%
2007	rr_AnnualReturn2007	9.81%
2008	rr_AnnualReturn2008	(42.89%)
2009	rr_AnnualReturn2009	31.02%
2010	rr_AnnualReturn2010	14.76%
2011	rr_AnnualReturn2011	(4.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Growth Fund | Return before taxes | Vantagepoint Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(4.27%)
5 years	rr_AverageAnnualReturnYear05	(2.03%)
10 years	rr_AverageAnnualReturnYear10	0.49%
Vantagepoint Growth Fund | Return after taxes on distributions | Vantagepoint Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(4.35%)
5 years	rr_AverageAnnualReturnYear05	(2.12%)
10 years	rr_AverageAnnualReturnYear10	0.43%
Vantagepoint Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(2.67%)
5 years	rr_AverageAnnualReturnYear05	(1.72%)
10 years	rr_AverageAnnualReturnYear10	0.41%
Vantagepoint Growth Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	2.60%
Vantagepoint Growth Fund | Morningstar Large Growth Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Growth Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(2.46%)
5 years	rr_AverageAnnualReturnYear05	0.79%
10 years	rr_AverageAnnualReturnYear10	2.29%
Vantagepoint Select Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Select Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term growth from dividend income and capital appreciation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:

• foreign equity securities;

• U.S. preferred stock;

• U.S. convertible securities; and

• small-capitalization equity securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 19.31% (2nd Qtr 2009) Worst Quarter -23.61% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Select Value Fund | Vantagepoint Select Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	317
5 years	rr_ExpenseExampleYear05	549
10 years	rr_ExpenseExampleYear10	1,217
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(33.96%)
2009	rr_AnnualReturn2009	36.99%
2010	rr_AnnualReturn2010	20.34%
2011	rr_AnnualReturn2011	(0.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Select Value Fund | Return before taxes | Vantagepoint Select Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Select Value Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Select Value Fund | Return after taxes on distributions | Vantagepoint Select Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Select Value Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Select Value Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Select Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Select Value Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Select Value Fund | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Select Value Fund | Morningstar Mid-Cap Value Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Mid-Cap Value Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(3.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital appreciation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:

• foreign equity securities (including those of issuers located in emerging market countries);

• U.S. preferred stock; and

• U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 24.00% (2nd Qtr 2003) Worst Quarter -26.13% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Aggressive Opportunities Fund | Vantagepoint Aggressive Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	506
10 years	rr_ExpenseExampleYear10	1,123
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(38.47%)
2003	rr_AnnualReturn2003	44.68%
2004	rr_AnnualReturn2004	15.99%
2005	rr_AnnualReturn2005	13.21%
2006	rr_AnnualReturn2006	13.36%
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	(41.29%)
2009	rr_AnnualReturn2009	50.95%
2010	rr_AnnualReturn2010	19.12%
2011	rr_AnnualReturn2011	(10.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Aggressive Opportunities Fund | Return before taxes | Vantagepoint Aggressive Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(10.42%)
5 years	rr_AverageAnnualReturnYear05	(0.04%)
10 years	rr_AverageAnnualReturnYear10	2.83%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions | Vantagepoint Aggressive Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(11.82%)
5 years	rr_AverageAnnualReturnYear05	(1.10%)
10 years	rr_AverageAnnualReturnYear10	2.17%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Aggressive Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(5.46%)
5 years	rr_AverageAnnualReturnYear05	(0.19%)
10 years	rr_AverageAnnualReturnYear10	2.33%
Vantagepoint Aggressive Opportunities Fund | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%
Vantagepoint Aggressive Opportunities Fund | Morningstar Mid-Cap Growth Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Mid-Cap Growth Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(3.96%)
5 years	rr_AverageAnnualReturnYear05	2.01%
10 years	rr_AverageAnnualReturnYear10	4.42%
Vantagepoint Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund also may invest in:

• foreign equity securities (including those of issuers located in emerging market countries);

• U.S. preferred stock; and

• U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality).

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 25.94% (2nd Qtr 2009) Worst Quarter -26.99% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Discovery Fund | Vantagepoint Discovery Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	304
5 years	rr_ExpenseExampleYear05	528
10 years	rr_ExpenseExampleYear10	1,171
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(38.51%)
2009	rr_AnnualReturn2009	39.32%
2010	rr_AnnualReturn2010	26.08%
2011	rr_AnnualReturn2011	(6.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Discovery Fund | Return before taxes | Vantagepoint Discovery Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Discovery Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(6.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Discovery Fund | Return after taxes on distributions | Vantagepoint Discovery Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Discovery Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(6.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Discovery Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Discovery Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Discovery Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(3.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Discovery Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Discovery Fund | Morningstar Small Blend Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Small Blend Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and diversification by country.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

• U.S. or foreign fixed income securities;

• U.S. equity securities; and

• U.S. or foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 21.37% (2nd Qtr 2009) Worst Quarter -21.17% (3rd Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint International Fund | Vantagepoint International Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.48%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	310
5 years	rr_ExpenseExampleYear05	539
10 years	rr_ExpenseExampleYear10	1,194
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.08%)
2003	rr_AnnualReturn2003	31.31%
2004	rr_AnnualReturn2004	15.23%
2005	rr_AnnualReturn2005	16.88%
2006	rr_AnnualReturn2006	21.14%
2007	rr_AnnualReturn2007	12.46%
2008	rr_AnnualReturn2008	(42.03%)
2009	rr_AnnualReturn2009	29.97%
2010	rr_AnnualReturn2010	7.61%
2011	rr_AnnualReturn2011	(8.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Vantagepoint International Fund | Return before taxes | Vantagepoint International Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(8.57%)
5 years	rr_AverageAnnualReturnYear05	(3.57%)
10 years	rr_AverageAnnualReturnYear10	4.13%
Vantagepoint International Fund | Return after taxes on distributions | Vantagepoint International Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(8.80%)
5 years	rr_AverageAnnualReturnYear05	(4.09%)
10 years	rr_AverageAnnualReturnYear10	3.64%
Vantagepoint International Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint International Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(5.00%)
5 years	rr_AverageAnnualReturnYear05	(2.79%)
10 years	rr_AverageAnnualReturnYear10	3.77%
Vantagepoint International Fund | MSCI EAFE Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
10 years	rr_AverageAnnualReturnYear10	4.67%
Vantagepoint International Fund | Morningstar Foreign Large Blend Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Foreign Large Blend Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(13.97%)
5 years	rr_AverageAnnualReturnYear05	(4.65%)
10 years	rr_AverageAnnualReturnYear10	4.00%
Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversifying Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only in the 1 year and 3 year examples. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

• Global Tactical Asset Allocation Strategy;

• Low Duration-Plus Fixed Income Strategy; and

• Convertible Securities Strategy.

Each of these investment strategies is described in more detail below.

• Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

• Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates see). These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality) that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.

• Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments

The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund’s net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund generally holds a significant portion of its assets in high-quality, short-term fixed income securities, in order to provide liquidity and meet derivatives collateral obligations. The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund’s subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4.07% (3rd Qtr 2010) Worst Quarter -5.08% (3rd Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.
Vantagepoint Diversifying Strategies Fund | Vantagepoint Diversifying Strategies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.42%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1],[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.82%	[1]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,115
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(6.73%)
2009	rr_AnnualReturn2009	6.64%
2010	rr_AnnualReturn2010	5.04%
2011	rr_AnnualReturn2011	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Vantagepoint Diversifying Strategies Fund | Return before taxes | Vantagepoint Diversifying Strategies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Diversifying Strategies Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions | Vantagepoint Diversifying Strategies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Diversifying Strategies Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Diversifying Strategies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Diversifying Strategies Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Barclays U.S. Intermediate Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Core Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 4.55% (3rd Qtr 2002) Worst Quarter -2.56% (2nd Qtr 2004)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Vantagepoint Core Bond Index Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	518
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.69%
2003	rr_AnnualReturn2003	3.59%
2004	rr_AnnualReturn2004	3.94%
2005	rr_AnnualReturn2005	1.98%
2006	rr_AnnualReturn2006	3.82%
2007	rr_AnnualReturn2007	6.52%
2008	rr_AnnualReturn2008	4.63%
2009	rr_AnnualReturn2009	5.57%
2010	rr_AnnualReturn2010	6.13%
2011	rr_AnnualReturn2011	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Vantagepoint Core Bond Index Fund | Class II
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	118
10 years	rr_ExpenseExampleYear10	268
Vantagepoint Core Bond Index Fund | Return before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	7.41%
5 years	rr_AverageAnnualReturnYear05	6.05%
10 years	rr_AverageAnnualReturnYear10	5.32%
Vantagepoint Core Bond Index Fund | Return before taxes | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	7.57%
5 years	rr_AverageAnnualReturnYear05	6.25%
10 years	rr_AverageAnnualReturnYear10	5.53%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.08%
5 years	rr_AverageAnnualReturnYear05	4.41%
10 years	rr_AverageAnnualReturnYear10	3.58%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Core Bond Index Fund | Return after taxes on distributions and sale of fund shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	4.78%
5 years	rr_AverageAnnualReturnYear05	4.20%
10 years	rr_AverageAnnualReturnYear10	3.51%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions and sale of fund shares | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Core Bond Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Core Bond Index Fund | Barclays U.S. Aggregate Bond Index | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 years	rr_AverageAnnualReturnYear10	5.78%
Vantagepoint Core Bond Index Fund | Barclays U.S. Aggregate Bond Index | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint 500 Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the S&P 500 Index.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.96% (2nd Qtr 2009) Worst Quarter -22.02% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Vantagepoint 500 Stock Index Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	236
10 years	rr_ExpenseExampleYear10	531
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.39%)
2003	rr_AnnualReturn2003	27.98%
2004	rr_AnnualReturn2004	10.49%
2005	rr_AnnualReturn2005	4.44%
2006	rr_AnnualReturn2006	15.27%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(37.31%)
2009	rr_AnnualReturn2009	26.13%
2010	rr_AnnualReturn2010	14.56%
2011	rr_AnnualReturn2011	1.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint 500 Stock Index Fund | Class II
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	23
3 years	rr_ExpenseExampleYear03	71
5 years	rr_ExpenseExampleYear05	124
10 years	rr_ExpenseExampleYear10	281
Vantagepoint 500 Stock Index Fund | Return before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.72%
5 years	rr_AverageAnnualReturnYear05	(0.65%)
10 years	rr_AverageAnnualReturnYear10	2.49%
Vantagepoint 500 Stock Index Fund | Return before taxes | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.97%
5 years	rr_AverageAnnualReturnYear05	(0.44%)
10 years	rr_AverageAnnualReturnYear10	2.70%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.48%
5 years	rr_AverageAnnualReturnYear05	(0.91%)
10 years	rr_AverageAnnualReturnYear10	2.23%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions and sale of fund shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	1.43%
5 years	rr_AverageAnnualReturnYear05	(0.57%)
10 years	rr_AverageAnnualReturnYear10	2.09%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions and sale of fund shares | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	500 Stock Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint 500 Stock Index Fund | S&P 500 Index | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Vantagepoint 500 Stock Index Fund | S&P 500 Index | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Broad Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Broad Market Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts, and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 16.67% (2nd Qtr 2009) Worst Quarter -22.74% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Vantagepoint Broad Market Index Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	518
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.62%)
2003	rr_AnnualReturn2003	31.08%
2004	rr_AnnualReturn2004	11.96%
2005	rr_AnnualReturn2005	5.91%
2006	rr_AnnualReturn2006	15.46%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	(37.06%)
2009	rr_AnnualReturn2009	27.78%
2010	rr_AnnualReturn2010	16.84%
2011	rr_AnnualReturn2011	0.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Broad Market Index Fund | Class II
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	118
10 years	rr_ExpenseExampleYear10	268
Vantagepoint Broad Market Index Fund | Return before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	0.85%
5 years	rr_AverageAnnualReturnYear05	(0.07%)
10 years	rr_AverageAnnualReturnYear10	3.44%
Vantagepoint Broad Market Index Fund | Return before taxes | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.07%
5 years	rr_AverageAnnualReturnYear05	0.13%
10 years	rr_AverageAnnualReturnYear10	3.65%
Vantagepoint Broad Market Index Fund | Return after taxes on distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.63%
5 years	rr_AverageAnnualReturnYear05	(0.31%)
10 years	rr_AverageAnnualReturnYear10	3.23%
Vantagepoint Broad Market Index Fund | Return after taxes on distributions | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Broad Market Index Fund | Return after taxes on distributions and sale of fund shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.84%
5 years	rr_AverageAnnualReturnYear05	(0.09%)
10 years	rr_AverageAnnualReturnYear10	2.95%
Vantagepoint Broad Market Index Fund | Return after taxes on distributions and sale of fund shares | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Broad Market Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Broad Market Index Fund | Wilshire 5000 Total Market Index | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	0.98%
5 years	rr_AverageAnnualReturnYear05	0.12%
10 years	rr_AverageAnnualReturnYear10	3.80%
Vantagepoint Broad Market Index Fund | Wilshire 5000 Total Market Index | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Mid/Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid/Small Company Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 21.19% (2nd Qtr 2009) Worst Quarter -26.43% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Vantagepoint Mid/Small Company Index Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	543
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.41%)
2003	rr_AnnualReturn2003	42.17%
2004	rr_AnnualReturn2004	17.86%
2005	rr_AnnualReturn2005	9.63%
2006	rr_AnnualReturn2006	14.99%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	(38.57%)
2009	rr_AnnualReturn2009	36.19%
2010	rr_AnnualReturn2010	27.93%
2011	rr_AnnualReturn2011	(3.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Mid/Small Company Index Fund | Class II
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.23%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	24
3 years	rr_ExpenseExampleYear03	74
5 years	rr_ExpenseExampleYear05	130
10 years	rr_ExpenseExampleYear10	293
Vantagepoint Mid/Small Company Index Fund | Return before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(3.91%)
5 years	rr_AverageAnnualReturnYear05	1.54%
10 years	rr_AverageAnnualReturnYear10	6.41%
Vantagepoint Mid/Small Company Index Fund | Return before taxes | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(3.70%)
5 years	rr_AverageAnnualReturnYear05	1.75%
10 years	rr_AverageAnnualReturnYear10	6.61%
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(4.81%)
5 years	rr_AverageAnnualReturnYear05	0.69%
10 years	rr_AverageAnnualReturnYear10	5.84%
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions and sale of fund shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.74%)
5 years	rr_AverageAnnualReturnYear05	1.08%
10 years	rr_AverageAnnualReturnYear10	5.48%
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions and sale of fund shares | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid/Small Company Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Mid/Small Company Index Fund | Wilshire 4500 Completion Index | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 4500 Completion Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(4.10%)
5 years	rr_AverageAnnualReturnYear05	1.63%
10 years	rr_AverageAnnualReturnYear10	6.74%
Vantagepoint Mid/Small Company Index Fund | Wilshire 4500 Completion Index | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 4500 Completion Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Overseas Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 25.36% (2nd Qtr 2009) Worst Quarter -20.16% (3rd Qtr 2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.
Vantagepoint Overseas Equity Index Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	174
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	678
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.73%)
2003	rr_AnnualReturn2003	37.75%
2004	rr_AnnualReturn2004	19.61%
2005	rr_AnnualReturn2005	12.74%
2006	rr_AnnualReturn2006	25.35%
2007	rr_AnnualReturn2007	10.17%
2008	rr_AnnualReturn2008	(42.05%)
2009	rr_AnnualReturn2009	28.63%
2010	rr_AnnualReturn2010	7.37%
2011	rr_AnnualReturn2011	(12.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Vantagepoint Overseas Equity Index Fund | Class II
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	35
3 years	rr_ExpenseExampleYear03	109
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	431
Vantagepoint Overseas Equity Index Fund | Return before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(12.42%)
5 years	rr_AverageAnnualReturnYear05	(5.04%)
10 years	rr_AverageAnnualReturnYear10	4.12%
Vantagepoint Overseas Equity Index Fund | Return before taxes | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(12.28%)
5 years	rr_AverageAnnualReturnYear05	(4.86%)
10 years	rr_AverageAnnualReturnYear10	4.33%
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(12.91%)
5 years	rr_AverageAnnualReturnYear05	(5.39%)
10 years	rr_AverageAnnualReturnYear10	3.78%
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions and sale of fund shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class I
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(7.66%)
5 years	rr_AverageAnnualReturnYear05	(4.14%)
10 years	rr_AverageAnnualReturnYear10	3.61%
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions and sale of fund shares | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Equity Index Fund – Class II
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Overseas Equity Index Fund | MSCI EAFE Index (Net) | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
10 years	rr_AverageAnnualReturnYear10	4.67%
Vantagepoint Overseas Equity Index Fund | MSCI EAFE Index (Net) | Class II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Vantagepoint Model Portfolio Savings Oriented Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Savings Oriented Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	18% - 22%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Savings Oriented Fund may be an appropriate investment if you are seeking to preserve principal with some opportunity for inflation protection and growth, if you have a low tolerance for price fluctuations, or if you wish to invest for the shorter term.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 7.54% (2nd Qtr 2009) Worst Quarter -5.91 (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations
Vantagepoint Model Portfolio Savings Oriented Fund | Vantagepoint Model Portfolio Savings Oriented Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	269
5 years	rr_ExpenseExampleYear05	468
10 years	rr_ExpenseExampleYear10	1,040
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(1.38%)
2003	rr_AnnualReturn2003	9.93%
2004	rr_AnnualReturn2004	5.78%
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	6.90%
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	(11.67%)
2009	rr_AnnualReturn2009	15.18%
2010	rr_AnnualReturn2010	6.78%
2011	rr_AnnualReturn2011	2.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Model Portfolio Savings Oriented Fund | Return before taxes | Vantagepoint Model Portfolio Savings Oriented Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Savings Oriented Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	3.38%
10 years	rr_AverageAnnualReturnYear10	4.08%
Vantagepoint Model Portfolio Savings Oriented Fund | Return after taxes on distributions | Vantagepoint Model Portfolio Savings Oriented Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Savings Oriented Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.77%
5 years	rr_AverageAnnualReturnYear05	2.37%
10 years	rr_AverageAnnualReturnYear10	3.04%
Vantagepoint Model Portfolio Savings Oriented Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio Savings Oriented Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Savings Oriented Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	1.65%
5 years	rr_AverageAnnualReturnYear05	2.38%
10 years	rr_AverageAnnualReturnYear10	2.95%
Vantagepoint Model Portfolio Savings Oriented Fund | Barclays U.S. Intermediate Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	6.09%
10 years	rr_AverageAnnualReturnYear10	5.39%
Vantagepoint Model Portfolio Savings Oriented Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.22%
5 years	rr_AverageAnnualReturnYear05	4.82%
10 years	rr_AverageAnnualReturnYear10	5.03%
Vantagepoint Model Portfolio Savings Oriented Fund | Morningstar Conservative Allocation Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Conservative Allocation Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	1.70%
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	4.23%
Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Conservative Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer reasonable current income and capital preservation, with modest potential for capital growth.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9.46% (2nd Qtr 2009) Worst Quarter -9.06% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund's custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund's custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Conservative Growth Fund | Vantagepoint Model Portfolio Conservative Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	275
5 years	rr_ExpenseExampleYear05	479
10 years	rr_ExpenseExampleYear10	1,064
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.66%)
2003	rr_AnnualReturn2003	14.64%
2004	rr_AnnualReturn2004	6.74%
2005	rr_AnnualReturn2005	4.31%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	6.57%
2008	rr_AnnualReturn2008	(17.56%)
2009	rr_AnnualReturn2009	18.50%
2010	rr_AnnualReturn2010	8.60%
2011	rr_AnnualReturn2011	1.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Model Portfolio Conservative Growth Fund | Return before taxes | Vantagepoint Model Portfolio Conservative Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Conservative Growth Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.15%
5 years	rr_AverageAnnualReturnYear05	2.72%
10 years	rr_AverageAnnualReturnYear10	3.97%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions | Vantagepoint Model Portfolio Conservative Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Conservative Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.65%
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	3.08%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio Conservative Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Conservative Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.88%
5 years	rr_AverageAnnualReturnYear05	1.91%
10 years	rr_AverageAnnualReturnYear10	2.96%
Vantagepoint Model Portfolio Conservative Growth Fund | Barclays U.S. Intermediate Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	6.09%
10 years	rr_AverageAnnualReturnYear10	5.39%
Vantagepoint Model Portfolio Conservative Growth Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	4.70%
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	4.73%
Vantagepoint Model Portfolio Conservative Growth Fund | Morningstar Conservative Allocation Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Conservative Allocation Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	1.70%
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	4.23%
Vantagepoint Model Portfolio Traditional Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Traditional Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer moderate capital growth and reasonable current income.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Equity Income Fund	7% - 17%

Growth & Income Fund	7% - 17%

Growth Fund	5% - 15%

Select Value Fund	1% - 11%

Aggressive Opportunities Fund	1% - 11%

Discovery Fund	0% - 8%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 17%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 12.44% (2nd Qtr 2009) Worst Quarter -13.77% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Traditional Growth Fund | Vantagepoint Model Portfolio Traditional Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	490
10 years	rr_ExpenseExampleYear10	1,088
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.64%)
2003	rr_AnnualReturn2003	20.68%
2004	rr_AnnualReturn2004	7.89%
2005	rr_AnnualReturn2005	5.79%
2006	rr_AnnualReturn2006	10.42%
2007	rr_AnnualReturn2007	7.03%
2008	rr_AnnualReturn2008	(25.39%)
2009	rr_AnnualReturn2009	23.72%
2010	rr_AnnualReturn2010	10.95%
2011	rr_AnnualReturn2011	(0.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Model Portfolio Traditional Growth Fund | Return before taxes | Vantagepoint Model Portfolio Traditional Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Traditional Growth Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(0.56%)
5 years	rr_AverageAnnualReturnYear05	1.74%
10 years	rr_AverageAnnualReturnYear10	3.77%
Vantagepoint Model Portfolio Traditional Growth Fund | Return after taxes on distributions | Vantagepoint Model Portfolio Traditional Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Traditional Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(1.15%)
5 years	rr_AverageAnnualReturnYear05	0.88%
10 years	rr_AverageAnnualReturnYear10	3.03%
Vantagepoint Model Portfolio Traditional Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio Traditional Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Traditional Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(0.13%)
5 years	rr_AverageAnnualReturnYear05	1.18%
10 years	rr_AverageAnnualReturnYear10	2.93%
Vantagepoint Model Portfolio Traditional Growth Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Vantagepoint Model Portfolio Traditional Growth Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	3.93%
5 years	rr_AverageAnnualReturnYear05	2.68%
10 years	rr_AverageAnnualReturnYear10	4.24%
Vantagepoint Model Portfolio Traditional Growth Fund | Morningstar Moderate Allocation Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Moderate Allocation Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(0.11%)
5 years	rr_AverageAnnualReturnYear05	1.33%
10 years	rr_AverageAnnualReturnYear10	3.93%
Vantagepoint Model Portfolio Long-Term Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Long-Term Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital growth and modest current income.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	8% - 18%

Growth & Income Fund	8% - 18%

Growth Fund	7% - 17%

Select Value Fund	4% - 14%

Aggressive Opportunities Fund	4% - 14%

Discovery Fund	0% - 10%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 14%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 14.99% (2nd Qtr 2003) Worst Quarter -17.33% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Long-Term Growth Fund | Vantagepoint Model Portfolio Long-Term Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	295
5 years	rr_ExpenseExampleYear05	511
10 years	rr_ExpenseExampleYear10	1,135
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.01%)
2003	rr_AnnualReturn2003	27.21%
2004	rr_AnnualReturn2004	9.25%
2005	rr_AnnualReturn2005	7.24%
2006	rr_AnnualReturn2006	12.50%
2007	rr_AnnualReturn2007	7.74%
2008	rr_AnnualReturn2008	(30.99%)
2009	rr_AnnualReturn2009	27.67%
2010	rr_AnnualReturn2010	12.54%
2011	rr_AnnualReturn2011	(1.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Model Portfolio Long-Term Growth Fund | Return before taxes | Vantagepoint Model Portfolio Long-Term Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Long-Term Growth Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(1.98%)
5 years	rr_AverageAnnualReturnYear05	0.93%
10 years	rr_AverageAnnualReturnYear10	3.71%
Vantagepoint Model Portfolio Long-Term Growth Fund | Return after taxes on distributions | Vantagepoint Model Portfolio Long-Term Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Long-Term Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(2.59%)
5 years	rr_AverageAnnualReturnYear05	0.08%
10 years	rr_AverageAnnualReturnYear10	3.07%
Vantagepoint Model Portfolio Long-Term Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio Long-Term Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio Long-Term Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(0.80%)
5 years	rr_AverageAnnualReturnYear05	0.58%
10 years	rr_AverageAnnualReturnYear10	2.99%
Vantagepoint Model Portfolio Long-Term Growth Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Vantagepoint Model Portfolio Long-Term Growth Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	3.29%
5 years	rr_AverageAnnualReturnYear05	1.70%
10 years	rr_AverageAnnualReturnYear10	3.85%
Vantagepoint Model Portfolio Long-Term Growth Fund | Morningstar Aggressive Allocation Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Aggressive Allocation Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(3.80%)
5 years	rr_AverageAnnualReturnYear05	(0.21%)
10 years	rr_AverageAnnualReturnYear10	3.68%
Vantagepoint Model Portfolio All-Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio All-Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital growth.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:
Equity Income Fund	13% - 23%
Growth & Income Fund	12% - 22%
Growth Fund	12% - 22%
Select Value Fund	5% - 15%
Aggressive Opportunities Fund	5% - 15%
Discovery Fund	4% - 14%
International Fund	15% - 25%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The significant allocation to equity securities through the underlying Funds in which this Model Portfolio invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 19.60% (2nd Qtr 2009) Worst Quarter -23.60% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio All-Equity Growth Fund | Vantagepoint Model Portfolio All-Equity Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	317
5 years	rr_ExpenseExampleYear05	549
10 years	rr_ExpenseExampleYear10	1,217
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.07%)
2003	rr_AnnualReturn2003	33.26%
2004	rr_AnnualReturn2004	10.30%
2005	rr_AnnualReturn2005	8.49%
2006	rr_AnnualReturn2006	14.58%
2007	rr_AnnualReturn2007	7.75%
2008	rr_AnnualReturn2008	(39.86%)
2009	rr_AnnualReturn2009	35.07%
2010	rr_AnnualReturn2010	14.93%
2011	rr_AnnualReturn2011	(4.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Model Portfolio All-Equity Growth Fund | Return before taxes | Vantagepoint Model Portfolio All-Equity Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio All-Equity Growth Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(4.23%)
5 years	rr_AverageAnnualReturnYear05	(0.74%)
10 years	rr_AverageAnnualReturnYear10	2.94%
Vantagepoint Model Portfolio All-Equity Growth Fund | Return after taxes on distributions | Vantagepoint Model Portfolio All-Equity Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio All-Equity Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(4.68%)
5 years	rr_AverageAnnualReturnYear05	(1.62%)
10 years	rr_AverageAnnualReturnYear10	2.41%
Vantagepoint Model Portfolio All-Equity Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio All-Equity Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Model Portfolio All-Equity Growth Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(2.70%)
5 years	rr_AverageAnnualReturnYear05	(0.76%)
10 years	rr_AverageAnnualReturnYear10	2.46%
Vantagepoint Model Portfolio All-Equity Growth Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Vantagepoint Model Portfolio All-Equity Growth Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.86%)
5 years	rr_AverageAnnualReturnYear05	(1.08%)
10 years	rr_AverageAnnualReturnYear10	3.23%
Vantagepoint Model Portfolio All-Equity Growth Fund | Morningstar Large Blend Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Blend Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(1.27%)
5 years	rr_AverageAnnualReturnYear05	(0.99%)
10 years	rr_AverageAnnualReturnYear10	2.60%
Vantagepoint Milestone Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to offer current income and opportunities for capital growth that have limited risk.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund’s net assets.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 8.32% (2nd Qtr 2009) Worst Quarter -7.10% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone Retirement Income Fund | Vantagepoint Milestone Retirement Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	473
10 years	rr_ExpenseExampleYear10	1,052
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.39%
2006	rr_AnnualReturn2006	7.52%
2007	rr_AnnualReturn2007	6.05%
2008	rr_AnnualReturn2008	(13.76%)
2009	rr_AnnualReturn2009	16.53%
2010	rr_AnnualReturn2010	6.93%
2011	rr_AnnualReturn2011	2.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone Retirement Income Fund | Return before taxes | Vantagepoint Milestone Retirement Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone Retirement Income Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.37%
5 years	rr_AverageAnnualReturnYear05	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone Retirement Income Fund | Return after taxes on distributions | Vantagepoint Milestone Retirement Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone Retirement Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.53%
5 years	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone Retirement Income Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone Retirement Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone Retirement Income Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.04%
5 years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone Retirement Income Fund | Barclays U.S. Intermediate Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone Retirement Income Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.22%
5 years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone Retirement Income Fund | Morningstar Retirement Income Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Retirement Income Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	1.60%
5 years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	11% - 21%

Core Bond Index Fund (Class I)	2% - 12%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	6% - 16%

Growth Fund	2% - 12%

International Fund	4% - 14%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                          Three Asset Classes
                         Fixed   Multi-  Equity
                        Income  Strategy

 6/30/1975      35       5.00%   0.00%   95.00%
12/31/1975               5.00%   0.00%   95.00%
 6/30/1976      34       5.00%   0.00%   95.00%
12/31/1976               5.00%   0.00%   95.00%
 6/30/1977      33       5.00%   0.00%   95.00%
12/31/1977               5.00%   0.00%   95.00%
 6/30/1978      32       5.00%   0.00%   95.00%
12/31/1978               5.00%   0.00%   95.00%
 6/30/1979      31       5.00%   0.00%   95.00%
12/31/1979               5.00%   0.00%   95.00%
 6/30/1980      30       5.00%   0.00%   95.00%
12/31/1980               5.00%   0.50%   94.50%
 6/30/1981      29       5.00%   1.00%   94.00%
12/31/1981               5.00%   1.50%   93.50%
 6/30/1982      28       5.00%   2.00%   93.00%
12/31/1982               5.00%   2.50%   92.50%
 6/30/1983      27       5.00%   3.00%   92.00%
12/31/1983               5.00%   3.50%   91.50%
 6/30/1984      26       5.00%   4.00%   91.00%
12/31/1984               5.00%   4.50%   90.50%
 6/30/1985      25       5.00%   5.00%   90.00%
12/31/1985               5.43%   5.50%   89.07%
 6/30/1986      24       5.86%   6.00%   88.14%
12/31/1986               6.29%   6.50%   87.21%
 6/30/1987      23       6.72%   7.00%   86.28%
12/31/1987               7.15%   7.50%   85.36%
 6/30/1988      22       7.57%   8.00%   84.43%
12/31/1988               8.00%   8.50%   83.50%
 6/30/1989      21       8.43%   9.00%   82.57%
12/31/1989               8.86%   9.50%   81.64%
 6/30/1990      20       9.29%  10.00%   80.71%
12/31/1990               9.88%  10.25%   79.87%
 6/30/1991      19      10.47%  10.50%   79.03%
12/31/1991              11.06%  10.75%   78.19%
 6/30/1992      18      11.65%  11.00%   77.35%
12/31/1992              12.24%  11.25%   76.52%
 6/30/1993      17      12.82%  11.50%   75.68%
12/31/1993              13.41%  11.75%   74.84%
 6/30/1994      16      14.00%  12.00%   74.00%
12/31/1994              14.59%  12.25%   73.16%
 6/30/1995      15      15.18%  12.50%   72.32%
12/31/1995              15.77%  12.75%   71.48%
 6/30/1996      14      16.36%  13.00%   70.64%
12/31/1996              16.95%  13.25%   69.80%
 6/30/1997      13      17.54%  13.50%   68.96%
12/31/1997              18.13%  13.75%   68.13%
 6/30/1998      12      18.71%  14.00%   67.29%
12/31/1998              19.30%  14.25%   66.45%
 6/30/1999      11      19.89%  14.50%   65.61%
12/31/1999              20.48%  14.75%   64.77%
 6/30/2000      10      21.07%  15.00%   63.93%
12/31/2000              21.79%  15.13%   63.09%
 6/30/2001       9      22.50%  15.25%   62.25%
12/31/2001              23.22%  15.38%   61.41%
 6/30/2002       8      23.93%  15.50%   60.57%
12/31/2002              24.65%  15.63%   59.73%
 6/30/2003       7      25.37%  15.75%   58.88%
12/31/2003              26.08%  15.88%   58.04%
 6/30/2004       6      26.80%  16.00%   57.20%
12/31/2004              27.51%  16.13%   56.36%
 6/30/2005       5      28.23%  16.25%   55.52%
12/31/2005              28.96%  16.38%   54.67%
 6/30/2006       4      29.68%  16.50%   53.82%
12/31/2006              30.41%  16.63%   52.96%
 6/30/2007       3      31.14%  16.75%   52.11%
12/31/2007              31.87%  16.88%   51.26%
 6/30/2008       2      32.59%  17.00%   50.41%
12/31/2008              33.32%  17.13%   49.56%
 6/30/2009       1      34.05%  17.25%   48.70%
12/31/2009              34.77%  17.38%   47.85%
 6/30/2010       0      35.50%  17.50%   47.00%
12/31/2010              36.05%  17.63%   46.32%
 6/30/2011      -1      36.60%  17.75%   45.65%
12/31/2011              37.15%  17.88%   44.97%
 6/30/2012      -2      37.70%  18.00%   44.30%
12/31/2012              38.26%  18.13%   43.62%
 6/30/2013      -3      38.81%  18.25%   42.94%
12/31/2013              39.36%  18.38%   42.27%
 6/30/2014      -4      39.91%  18.50%   41.59%
12/31/2014              40.46%  18.63%   40.92%
 6/30/2015      -5      41.01%  18.75%   40.24%
12/31/2015              42.41%  18.88%   38.72%
 6/30/2016      -6      43.81%  19.00%   37.19%
12/31/2016              45.21%  19.13%   35.67%
 6/30/2017      -7      46.61%  19.25%   34.14%
12/31/2017              48.01%  19.38%   32.62%
 6/30/2018      -8      49.40%  19.50%   31.10%
12/31/2018              50.80%  19.63%   29.57%
 6/30/2019      -9      52.20%  19.75%   28.05%
12/31/2019              53.60%  19.88%   26.52%
 6/30/2020     -10      55.00%  20.00%   25.00%
12/31/2020              55.00%  20.00%   25.00%
 6/30/2021     -11      55.00%  20.00%   25.00%
12/31/2021              55.00%  20.00%   25.00%
 6/30/2022     -12      55.00%  20.00%   25.00%
12/31/2022              55.00%  20.00%   25.00%
 6/30/2023     -13      55.00%  20.00%   25.00%
12/31/2023              55.00%  20.00%   25.00%
 6/30/2024     -14      55.00%  20.00%   25.00%
12/31/2024              55.00%  20.00%   25.00%
 6/30/2025     -15      55.00%  20.00%   25.00%
12/31/2025              55.00%  20.00%   25.00%
 6/30/2026     -16      55.00%  20.00%   25.00%
12/31/2026              55.00%  20.00%   25.00%
 6/30/2027     -17      55.00%  20.00%   25.00%
12/31/2027              55.00%  20.00%   25.00%
 6/30/2028     -18      55.00%  20.00%   25.00%
12/31/2028              55.00%  20.00%   25.00%
 6/30/2029     -19      55.00%  20.00%   25.00%
12/31/2029              55.00%  20.00%   25.00%
 6/30/2030     -20      55.00%  20.00%   25.00%
12/31/2030              55.00%  20.00%   25.00%
 6/30/2031     -21      55.00%  20.00%   25.00%
12/31/2031              55.00%  20.00%   25.00%
 6/30/2032     -22      55.00%  20.00%   25.00%
12/31/2032              55.00%  20.00%   25.00%
 6/30/2033     -23      55.00%  20.00%   25.00%
12/31/2033              55.00%  20.00%   25.00%
 6/30/2034     -24      55.00%  20.00%   25.00%
12/31/2034              55.00%  20.00%   25.00%
 6/30/2035     -25      55.00%  20.00%   25.00%
12/31/2035              55.00%  20.00%   25.00%
 6/30/2036     -26      55.00%  20.00%   25.00%
12/31/2036              55.00%  20.00%   25.00%
 6/30/2037     -27      55.00%  20.00%   25.00%
12/31/2037              55.00%  20.00%   25.00%
 6/30/2038     -28      55.00%  20.00%   25.00%
12/31/2038              55.00%  20.00%   25.00%
 6/30/2039     -29      55.00%  20.00%   25.00%
12/31/2039              55.00%  20.00%   25.00%
 6/30/2040     -30      55.00%  20.00%   25.00%
12/31/2040              55.00%  20.00%   25.00%
 6/30/2041     -31      55.00%  20.00%   25.00%
12/31/2041              55.00%  20.00%   25.00%
 6/30/2042     -32      55.00%  20.00%   25.00%
12/31/2042              55.00%  20.00%   25.00%
 6/30/2043     -33      55.00%  20.00%   25.00%
12/31/2043              55.00%  20.00%   25.00%
 6/30/2044     -34      55.00%  20.00%   25.00%
12/31/2044              55.00%  20.00%   25.00%
 6/30/2045     -35      55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 45% equity, 37% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9.28% (2nd Qtr 2009) Worst Quarter -8.96% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2010 Fund | Vantagepoint Milestone 2010 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	506
10 years	rr_ExpenseExampleYear10	1,123
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	8.95%
2007	rr_AnnualReturn2007	6.43%
2008	rr_AnnualReturn2008	(17.34%)
2009	rr_AnnualReturn2009	17.71%
2010	rr_AnnualReturn2010	8.51%
2011	rr_AnnualReturn2011	1.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2010 Fund | Return before taxes | Vantagepoint Milestone 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2010 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.41%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund | Return after taxes on distributions | Vantagepoint Milestone 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2010 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.77%
5 years	rr_AverageAnnualReturnYear05	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2010 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	1.25%
5 years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund | Barclays U.S. Intermediate Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	4.52%
5 years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2010 Fund | Morningstar Target Date 2000-2010 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2000-2010 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	0.91%
5 years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	7% - 17%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	6% - 16%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	0% - 9%

International Fund	5% - 15%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                          Three Asset Classes
                         Fixed   Multi-
                        Income  Strategy  Equity

 6/30/1980      35       5.00%   0.00%   95.00%
12/31/1980               5.00%   0.00%   95.00%
 6/30/1981      34       5.00%   0.00%   95.00%
12/31/1981               5.00%   0.00%   95.00%
 6/30/1982      33       5.00%   0.00%   95.00%
12/31/1982               5.00%   0.00%   95.00%
 6/30/1983      32       5.00%   0.00%   95.00%
12/31/1983               5.00%   0.00%   95.00%
 6/30/1984      31       5.00%   0.00%   95.00%
12/31/1984               5.00%   0.00%   95.00%
 6/30/1985      30       5.00%   0.00%   95.00%
12/31/1985               5.00%   0.50%   94.50%
 6/30/1986      29       5.00%   1.00%   94.00%
12/31/1986               5.00%   1.50%   93.50%
 6/30/1987      28       5.00%   2.00%   93.00%
12/31/1987               5.00%   2.50%   92.50%
 6/30/1988      27       5.00%   3.00%   92.00%
12/31/1988               5.00%   3.50%   91.50%
 6/30/1989      26       5.00%   4.00%   91.00%
12/31/1989               5.00%   4.50%   90.50%
 6/30/1990      25       5.00%   5.00%   90.00%
12/31/1990               5.43%   5.50%   89.07%
 6/30/1991      24       5.86%   6.00%   88.14%
12/31/1991               6.29%   6.50%   87.21%
 6/30/1992      23       6.72%   7.00%   86.28%
12/31/1992               7.15%   7.50%   85.36%
 6/30/1993      22       7.57%   8.00%   84.43%
12/31/1993               8.00%   8.50%   83.50%
 6/30/1994      21       8.43%   9.00%   82.57%
12/31/1994               8.86%   9.50%   81.64%
 6/30/1995      20       9.29%  10.00%   80.71%
12/31/1995               9.88%  10.25%   79.87%
 6/30/1996      19      10.47%  10.50%   79.03%
12/31/1996              11.06%  10.75%   78.19%
 6/30/1997      18      11.65%  11.00%   77.35%
12/31/1997              12.24%  11.25%   76.52%
 6/30/1998      17      12.82%  11.50%   75.68%
12/31/1998              13.41%  11.75%   74.84%
 6/30/1999      16      14.00%  12.00%   74.00%
12/31/1999              14.59%  12.25%   73.16%
 6/30/2000      15      15.18%  12.50%   72.32%
12/31/2000              15.77%  12.75%   71.48%
 6/30/2001      14      16.36%  13.00%   70.64%
12/31/2001              16.95%  13.25%   69.80%
 6/30/2002      13      17.54%  13.50%   68.96%
12/31/2002              18.13%  13.75%   68.13%
 6/30/2003      12      18.71%  14.00%   67.29%
12/31/2003              19.30%  14.25%   66.45%
 6/30/2004      11      19.89%  14.50%   65.61%
12/31/2004              20.48%  14.75%   64.77%
 6/30/2005      10      21.07%  15.00%   63.93%
12/31/2005              21.79%  15.13%   63.09%
 6/30/2006       9      22.50%  15.25%   62.25%
12/31/2006              23.22%  15.38%   61.41%
 6/30/2007       8      23.93%  15.50%   60.57%
12/31/2007              24.65%  15.63%   59.73%
 6/30/2008       7      25.37%  15.75%   58.88%
12/31/2008              26.08%  15.88%   58.04%
 6/30/2009       6      26.80%  16.00%   57.20%
12/31/2009              27.51%  16.13%   56.36%
 6/30/2010       5      28.23%  16.25%   55.52%
12/31/2010              28.96%  16.38%   54.67%
 6/30/2011       4      29.68%  16.50%   53.82%
12/31/2011              30.41%  16.63%   52.96%
 6/30/2012       3      31.14%  16.75%   52.11%
12/31/2012              31.87%  16.88%   51.26%
 6/30/2013       2      32.59%  17.00%   50.41%
12/31/2013              33.32%  17.13%   49.56%
 6/30/2014       1      34.05%  17.25%   48.70%
12/31/2014              34.77%  17.38%   47.85%
 6/30/2015       0      35.50%  17.50%   47.00%
12/31/2015              36.05%  17.63%   46.32%
 6/30/2016      -1      36.60%  17.75%   45.65%
12/31/2016              37.15%  17.88%   44.97%
 6/30/2017      -2      37.70%  18.00%   44.30%
12/31/2017              38.26%  18.13%   43.62%
 6/30/2018      -3      38.81%  18.25%   42.94%
12/31/2018              39.36%  18.38%   42.27%
 6/30/2019      -4      39.91%  18.50%   41.59%
12/31/2019              40.46%  18.63%   40.92%
 6/30/2020      -5      41.01%  18.75%   40.24%
12/31/2020              42.41%  18.88%   38.72%
 6/30/2021      -6      43.81%  19.00%   37.19%
12/31/2021              45.21%  19.13%   35.67%
 6/30/2022      -7      46.61%  19.25%   34.14%
12/31/2022              48.01%  19.38%   32.62%
 6/30/2023      -8      49.40%  19.50%   31.10%
12/31/2023              50.80%  19.63%   29.57%
 6/30/2024      -9      52.20%  19.75%   28.05%
12/31/2024              53.60%  19.88%   26.52%
 6/30/2025     -10      55.00%  20.00%   25.00%
12/31/2025              55.00%  20.00%   25.00%
 6/30/2026     -11      55.00%  20.00%   25.00%
12/31/2026              55.00%  20.00%   25.00%
 6/30/2027     -12      55.00%  20.00%   25.00%
12/31/2027              55.00%  20.00%   25.00%
 6/30/2028     -13      55.00%  20.00%   25.00%
12/31/2028              55.00%  20.00%   25.00%
 6/30/2029     -14      55.00%  20.00%   25.00%
12/31/2029              55.00%  20.00%   25.00%
 6/30/2030     -15      55.00%  20.00%   25.00%
12/31/2030              55.00%  20.00%   25.00%
 6/30/2031     -16      55.00%  20.00%   25.00%
12/31/2031              55.00%  20.00%   25.00%
 6/30/2032     -17      55.00%  20.00%   25.00%
12/31/2032              55.00%  20.00%   25.00%
 6/30/2033     -18      55.00%  20.00%   25.00%
12/31/2033              55.00%  20.00%   25.00%
 6/30/2034     -19      55.00%  20.00%   25.00%
12/31/2034              55.00%  20.00%   25.00%
 6/30/2035     -20      55.00%  20.00%   25.00%
12/31/2035              55.00%  20.00%   25.00%
 6/30/2036     -21      55.00%  20.00%   25.00%
12/31/2036              55.00%  20.00%   25.00%
 6/30/2037     -22      55.00%  20.00%   25.00%
12/31/2037              55.00%  20.00%   25.00%
 6/30/2038     -23      55.00%  20.00%   25.00%
12/31/2038              55.00%  20.00%   25.00%
 6/30/2039     -24      55.00%  20.00%   25.00%
12/31/2039              55.00%  20.00%   25.00%
 6/30/2040     -25      55.00%  20.00%   25.00%
12/31/2040              55.00%  20.00%   25.00%
 6/30/2041     -26      55.00%  20.00%   25.00%
12/31/2041              55.00%  20.00%   25.00%
 6/30/2042     -27      55.00%  20.00%   25.00%
12/31/2042              55.00%  20.00%   25.00%
 6/30/2043     -28      55.00%  20.00%   25.00%
12/31/2043              55.00%  20.00%   25.00%
 6/30/2044     -29      55.00%  20.00%   25.00%
12/31/2044              55.00%  20.00%   25.00%
 6/30/2045     -30      55.00%  20.00%   25.00%
12/31/2045              55.00%  20.00%   25.00%
 6/30/2046     -31      55.00%  20.00%   25.00%
12/31/2046              55.00%  20.00%   25.00%
 6/30/2047     -32      55.00%  20.00%   25.00%
12/31/2047              55.00%  20.00%   25.00%
 6/30/2048     -33      55.00%  20.00%   25.00%
12/31/2048              55.00%  20.00%   25.00%
 6/30/2049     -34      55.00%  20.00%   25.00%
12/31/2049              55.00%  20.00%   25.00%
 6/30/2050     -35      55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 53% equity, 30% fixed income and 17% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 11.66% (2nd Qtr 2009) Worst Quarter -12.63% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2015 Fund | Vantagepoint Milestone 2015 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	490
10 years	rr_ExpenseExampleYear10	1,088
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	5.93%
2006	rr_AnnualReturn2006	10.87%
2007	rr_AnnualReturn2007	6.88%
2008	rr_AnnualReturn2008	(23.54%)
2009	rr_AnnualReturn2009	21.84%
2010	rr_AnnualReturn2010	10.20%
2011	rr_AnnualReturn2011	0.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2015 Fund | Return before taxes | Vantagepoint Milestone 2015 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2015 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	0.70%
5 years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund | Return after taxes on distributions | Vantagepoint Milestone 2015 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2015 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.12%
5 years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2015 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2015 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.76%
5 years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2015 Fund | Morningstar Target Date 2011-2015 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2011-2015 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(0.27%)
5 years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 8%

Equity Funds:	Allocation Range:

Equity Income Fund	16% - 26%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	3% - 13%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                         Three Asset Classes
                        Fixed   Multi-   Equity
                        Income Strategy

 35       6/30/1985      5.00%   0.00%   95.00%
         12/31/1985      5.00%   0.00%   95.00%
 34       6/30/1986      5.00%   0.00%   95.00%
         12/31/1986      5.00%   0.00%   95.00%
 33       6/30/1987      5.00%   0.00%   95.00%
         12/31/1987      5.00%   0.00%   95.00%
 32       6/30/1988      5.00%   0.00%   95.00%
         12/31/1988      5.00%   0.00%   95.00%
 31       6/30/1989      5.00%   0.00%   95.00%
         12/31/1989      5.00%   0.00%   95.00%
 30       6/30/1990      5.00%   0.00%   95.00%
         12/31/1990      5.00%   0.50%   94.50%
 29       6/30/1991      5.00%   1.00%   94.00%
         12/31/1991      5.00%   1.50%   93.50%
 28       6/30/1992      5.00%   2.00%   93.00%
         12/31/1992      5.00%   2.50%   92.50%
 27       6/30/1993      5.00%   3.00%   92.00%
         12/31/1993      5.00%   3.50%   91.50%
 26       6/30/1994      5.00%   4.00%   91.00%
         12/31/1994      5.00%   4.50%   90.50%
 25       6/30/1995      5.00%   5.00%   90.00%
         12/31/1995      5.43%   5.50%   89.07%
 24       6/30/1996      5.86%   6.00%   88.14%
         12/31/1996      6.29%   6.50%   87.21%
 23       6/30/1997      6.72%   7.00%   86.28%
         12/31/1997      7.15%   7.50%   85.36%
 22       6/30/1998      7.57%   8.00%   84.43%
         12/31/1998      8.00%   8.50%   83.50%
 21       6/30/1999      8.43%   9.00%   82.57%
         12/31/1999      8.86%   9.50%   81.64%
 20       6/30/2000      9.29%  10.00%   80.71%
         12/31/2000      9.88%  10.25%   79.87%
 19       6/30/2001     10.47%  10.50%   79.03%
         12/31/2001     11.06%  10.75%   78.19%
 18       6/30/2002     11.65%  11.00%   77.35%
         12/31/2002     12.24%  11.25%   76.52%
 17       6/30/2003     12.82%  11.50%   75.68%
         12/31/2003     13.41%  11.75%   74.84%
 16       6/30/2004     14.00%  12.00%   74.00%
         12/31/2004     14.59%  12.25%   73.16%
 15       6/30/2005     15.18%  12.50%   72.32%
         12/31/2005     15.77%  12.75%   71.48%
 14       6/30/2006     16.36%  13.00%   70.64%
         12/31/2006     16.95%  13.25%   69.80%
 13       6/30/2007     17.54%  13.50%   68.96%
         12/31/2007     18.13%  13.75%   68.13%
 12       6/30/2008     18.71%  14.00%   67.29%
         12/31/2008     19.30%  14.25%   66.45%
 11       6/30/2009     19.89%  14.50%   65.61%
         12/31/2009     20.48%  14.75%   64.77%
 10       6/30/2010     21.07%  15.00%   63.93%
         12/31/2010     21.79%  15.13%   63.09%
  9       6/30/2011     22.50%  15.25%   62.25%
         12/31/2011     23.22%  15.38%   61.41%
  8       6/30/2012     23.93%  15.50%   60.57%
         12/31/2012     24.65%  15.63%   59.73%
  7       6/30/2013     25.37%  15.75%   58.88%
         12/31/2013     26.08%  15.88%   58.04%
  6       6/30/2014     26.80%  16.00%   57.20%
         12/31/2014     27.51%  16.13%   56.36%
  5       6/30/2015     28.23%  16.25%   55.52%
         12/31/2015     28.96%  16.38%   54.67%
  4       6/30/2016     29.68%  16.50%   53.82%
         12/31/2016     30.41%  16.63%   52.96%
  3       6/30/2017     31.14%  16.75%   52.11%
         12/31/2017     31.87%  16.88%   51.26%
  2       6/30/2018     32.59%  17.00%   50.41%
         12/31/2018     33.32%  17.13%   49.56%
  1       6/30/2019     34.05%  17.25%   48.70%
         12/31/2019     34.77%  17.38%   47.85%
  0       6/30/2020     35.50%  17.50%   47.00%
         12/31/2020     36.05%  17.63%   46.32%
 -1       6/30/2021     36.60%  17.75%   45.65%
         12/31/2021     37.15%  17.88%   44.97%
 -2       6/30/2022     37.70%  18.00%   44.30%
         12/31/2022     38.26%  18.13%   43.62%
 -3       6/30/2023     38.81%  18.25%   42.94%
         12/31/2023     39.36%  18.38%   42.27%
 -4       6/30/2024     39.91%  18.50%   41.59%
         12/31/2024     40.46%  18.63%   40.92%
 -5       6/30/2025     41.01%  18.75%   40.24%
         12/31/2025     42.41%  18.88%   38.72%
 -6       6/30/2026     43.81%  19.00%   37.19%
         12/31/2026     45.21%  19.13%   35.67%
 -7       6/30/2027     46.61%  19.25%   34.14%
         12/31/2027     48.01%  19.38%   32.62%
 -8       6/30/2028     49.40%  19.50%   31.10%
         12/31/2028     50.80%  19.63%   29.57%
 -9       6/30/2029     52.20%  19.75%   28.05%
         12/31/2029     53.60%  19.88%   26.52%
-10       6/30/2030     55.00%  20.00%   25.00%
         12/31/2030     55.00%  20.00%   25.00%
-11       6/30/2031     55.00%  20.00%   25.00%
         12/31/2031     55.00%  20.00%   25.00%
-12       6/30/2032     55.00%  20.00%   25.00%
         12/31/2032     55.00%  20.00%   25.00%
-13       6/30/2033     55.00%  20.00%   25.00%
         12/31/2033     55.00%  20.00%   25.00%
-14       6/30/2034     55.00%  20.00%   25.00%
         12/31/2034     55.00%  20.00%   25.00%
-15       6/30/2035     55.00%  20.00%   25.00%
         12/31/2035     55.00%  20.00%   25.00%
-16       6/30/2036     55.00%  20.00%   25.00%
         12/31/2036     55.00%  20.00%   25.00%
-17       6/30/2037     55.00%  20.00%   25.00%
         12/31/2037     55.00%  20.00%   25.00%
-18       6/30/2038     55.00%  20.00%   25.00%
         12/31/2038     55.00%  20.00%   25.00%
-19       6/30/2039     55.00%  20.00%   25.00%
         12/31/2039     55.00%  20.00%   25.00%
-20       6/30/2040     55.00%  20.00%   25.00%
         12/31/2040     55.00%  20.00%   25.00%
-21       6/30/2041     55.00%  20.00%   25.00%
         12/31/2041     55.00%  20.00%   25.00%
-22       6/30/2042     55.00%  20.00%   25.00%
         12/31/2042     55.00%  20.00%   25.00%
-23       6/30/2043     55.00%  20.00%   25.00%
         12/31/2043     55.00%  20.00%   25.00%
-24       6/30/2044     55.00%  20.00%   25.00%
         12/31/2044     55.00%  20.00%   25.00%
-25       6/30/2045     55.00%  20.00%   25.00%
         12/31/2045     55.00%  20.00%   25.00%
-26       6/30/2046     55.00%  20.00%   25.00%
         12/31/2046     55.00%  20.00%   25.00%
-27       6/30/2047     55.00%  20.00%   25.00%
         12/31/2047     55.00%  20.00%   25.00%
-28       6/30/2048     55.00%  20.00%   25.00%
         12/31/2048     55.00%  20.00%   25.00%
-29       6/30/2049     55.00%  20.00%   25.00%
         12/31/2049     55.00%  20.00%   25.00%
-30       6/30/2050     55.00%  20.00%   25.00%
         12/31/2050     55.00%  20.00%   25.00%
-31       6/30/2051     55.00%  20.00%   25.00%
         12/31/2051     55.00%  20.00%   25.00%
-32       6/30/2052     55.00%  20.00%   25.00%
         12/31/2052     55.00%  20.00%   25.00%
-33       6/30/2053     55.00%  20.00%   25.00%
         12/31/2053     55.00%  20.00%   25.00%
-34       6/30/2054     55.00%  20.00%   25.00%
         12/31/2054     55.00%  20.00%   25.00%
-35       6/30/2055     55.00%  20.00%   25.00%
         12/31/2055     55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 62% equity, 23% fixed income, and 15% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 12.97% (2nd Qtr 2009) Worst Quarter -14.63% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2020 Fund | Vantagepoint Milestone 2020 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	473
10 years	rr_ExpenseExampleYear10	1,052
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	11.92%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(26.86%)
2009	rr_AnnualReturn2009	23.43%
2010	rr_AnnualReturn2010	11.27%
2011	rr_AnnualReturn2011	(0.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2020 Fund | Return before taxes | Vantagepoint Milestone 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(0.26%)
5 years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions | Vantagepoint Milestone 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(0.70%)
5 years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.11%
5 years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	3.87%
5 years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2020 Fund | Morningstar Target Date 2016-2020 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2016-2020 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(0.22%)
5 years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 9%

Core Bond Index Fund (Class I)	9% - 19%

Equity Funds:	Allocation Range:

Equity Income Fund	18% - 28%

Growth & Income Fund	8% - 18%

Growth Fund	4% - 14%

Mid/Small Company Index Fund (Class I)	6% - 16%

International Fund	9% - 19%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	9% - 19%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                          Three Asset Classes
                        Fixed   Multi-   Equity
                        Income  Strategy

 35      6/30/1990       5.00%   0.00%   95.00%
        12/31/1990       5.00%   0.00%   95.00%
 34      6/30/1991       5.00%   0.00%   95.00%
        12/31/1991       5.00%   0.00%   95.00%
 33      6/30/1992       5.00%   0.00%   95.00%
        12/31/1992       5.00%   0.00%   95.00%
 32      6/30/1993       5.00%   0.00%   95.00%
        12/31/1993       5.00%   0.00%   95.00%
 31      6/30/1994       5.00%   0.00%   95.00%
        12/31/1994       5.00%   0.00%   95.00%
 30      6/30/1995       5.00%   0.00%   95.00%
        12/31/1995       5.00%   0.50%   94.50%
 29      6/30/1996       5.00%   1.00%   94.00%
        12/31/1996       5.00%   1.50%   93.50%
 28      6/30/1997       5.00%   2.00%   93.00%
        12/31/1997       5.00%   2.50%   92.50%
 27      6/30/1998       5.00%   3.00%   92.00%
        12/31/1998       5.00%   3.50%   91.50%
 26      6/30/1999       5.00%   4.00%   91.00%
        12/31/1999       5.00%   4.50%   90.50%
 25      6/30/2000       5.00%   5.00%   90.00%
        12/31/2000       5.43%   5.50%   89.07%
 24      6/30/2001       5.86%   6.00%   88.14%
        12/31/2001       6.29%   6.50%   87.21%
 23      6/30/2002       6.72%   7.00%   86.28%
        12/31/2002       7.15%   7.50%   85.36%
 22      6/30/2003       7.57%   8.00%   84.43%
        12/31/2003       8.00%   8.50%   83.50%
 21      6/30/2004       8.43%   9.00%   82.57%
        12/31/2004       8.86%   9.50%   81.64%
 20      6/30/2005       9.29%  10.00%   80.71%
        12/31/2005       9.88%  10.25%   79.87%
 19      6/30/2006      10.47%  10.50%   79.03%
        12/31/2006      11.06%  10.75%   78.19%
 18      6/30/2007      11.65%  11.00%   77.35%
        12/31/2007      12.24%  11.25%   76.52%
 17      6/30/2008      12.82%  11.50%   75.68%
        12/31/2008      13.41%  11.75%   74.84%
 16      6/30/2009      14.00%  12.00%   74.00%
        12/31/2009      14.59%  12.25%   73.16%
 15      6/30/2010      15.18%  12.50%   72.32%
        12/31/2010      15.77%  12.75%   71.48%
 14      6/30/2011      16.36%  13.00%   70.64%
        12/31/2011      16.95%  13.25%   69.80%
 13      6/30/2012      17.54%  13.50%   68.96%
        12/31/2012      18.13%  13.75%   68.13%
 12      6/30/2013      18.71%  14.00%   67.29%
        12/31/2013      19.30%  14.25%   66.45%
 11      6/30/2014      19.89%  14.50%   65.61%
        12/31/2014      20.48%  14.75%   64.77%
 10      6/30/2015      21.07%  15.00%   63.93%
        12/31/2015      21.79%  15.13%   63.09%
  9      6/30/2016      22.50%  15.25%   62.25%
        12/31/2016      23.22%  15.38%   61.41%
  8      6/30/2017      23.93%  15.50%   60.57%
        12/31/2017      24.65%  15.63%   59.73%
  7      6/30/2018      25.37%  15.75%   58.88%
        12/31/2018      26.08%  15.88%   58.04%
  6      6/30/2019      26.80%  16.00%   57.20%
        12/31/2019      27.51%  16.13%   56.36%
  5      6/30/2020      28.23%  16.25%   55.52%
        12/31/2020      28.96%  16.38%   54.67%
  4      6/30/2021      29.68%  16.50%   53.82%
        12/31/2021      30.41%  16.63%   52.96%
  3      6/30/2022      31.14%  16.75%   52.11%
        12/31/2022      31.87%  16.88%   51.26%
  2      6/30/2023      32.59%  17.00%   50.41%
        12/31/2023      33.32%  17.13%   49.56%
  1      6/30/2024      34.05%  17.25%   48.70%
        12/31/2024      34.77%  17.38%   47.85%
  0      6/30/2025      35.50%  17.50%   47.00%
        12/31/2025      36.05%  17.63%   46.32%
 -1      6/30/2026      36.60%  17.75%   45.65%
        12/31/2026      37.15%  17.88%   44.97%
 -2      6/30/2027      37.70%  18.00%   44.30%
        12/31/2027      38.26%  18.13%   43.62%
 -3      6/30/2028      38.81%  18.25%   42.94%
        12/31/2028      39.36%  18.38%   42.27%
 -4      6/30/2029      39.91%  18.50%   41.59%
        12/31/2029      40.46%  18.63%   40.92%
 -5      6/30/2030      41.01%  18.75%   40.24%
        12/31/2030      42.41%  18.88%   38.72%
 -6      6/30/2031      43.81%  19.00%   37.19%
        12/31/2031      45.21%  19.13%   35.67%
 -7      6/30/2032      46.61%  19.25%   34.14%
        12/31/2032      48.01%  19.38%   32.62%
 -8      6/30/2033      49.40%  19.50%   31.10%
        12/31/2033      50.80%  19.63%   29.57%
 -9      6/30/2034      52.20%  19.75%   28.05%
        12/31/2034      53.60%  19.88%   26.52%
-10      6/30/2035      55.00%  20.00%   25.00%
        12/31/2035      55.00%  20.00%   25.00%
-11      6/30/2036      55.00%  20.00%   25.00%
        12/31/2036      55.00%  20.00%   25.00%
-12      6/30/2037      55.00%  20.00%   25.00%
        12/31/2037      55.00%  20.00%   25.00%
-13      6/30/2038      55.00%  20.00%   25.00%
        12/31/2038      55.00%  20.00%   25.00%
-14      6/30/2039      55.00%  20.00%   25.00%
        12/31/2039      55.00%  20.00%   25.00%
-15      6/30/2040      55.00%  20.00%   25.00%
        12/31/2040      55.00%  20.00%   25.00%
-16      6/30/2041      55.00%  20.00%   25.00%
        12/31/2041      55.00%  20.00%   25.00%
-17      6/30/2042      55.00%  20.00%   25.00%
        12/31/2042      55.00%  20.00%   25.00%
-18      6/30/2043      55.00%  20.00%   25.00%
        12/31/2043      55.00%  20.00%   25.00%
-19      6/30/2044      55.00%  20.00%   25.00%
        12/31/2044      55.00%  20.00%   25.00%
-20      6/30/2045      55.00%  20.00%   25.00%
        12/31/2045      55.00%  20.00%   25.00%
-21      6/30/2046      55.00%  20.00%   25.00%
        12/31/2046      55.00%  20.00%   25.00%
-22      6/30/2047      55.00%  20.00%   25.00%
        12/31/2047      55.00%  20.00%   25.00%
-23      6/30/2048      55.00%  20.00%   25.00%
        12/31/2048      55.00%  20.00%   25.00%
-24      6/30/2049      55.00%  20.00%   25.00%
        12/31/2049      55.00%  20.00%   25.00%
-25      6/30/2050      55.00%  20.00%   25.00%
        12/31/2050      55.00%  20.00%   25.00%
-26      6/30/2051      55.00%  20.00%   25.00%
        12/31/2051      55.00%  20.00%   25.00%
-27      6/30/2052      55.00%  20.00%   25.00%
        12/31/2052      55.00%  20.00%   25.00%
-28      6/30/2053      55.00%  20.00%   25.00%
        12/31/2053      55.00%  20.00%   25.00%
-29      6/30/2054      55.00%  20.00%   25.00%
        12/31/2054      55.00%  20.00%   25.00%
-30      6/30/2055      55.00%  20.00%   25.00%
        12/31/2055      55.00%  20.00%   25.00%
-31      6/30/2056      55.00%  20.00%   25.00%
        12/31/2056      55.00%  20.00%   25.00%
-32      6/30/2057      55.00%  20.00%   25.00%
        12/31/2057      55.00%  20.00%   25.00%
-33      6/30/2058      55.00%  20.00%   25.00%
        12/31/2058      55.00%  20.00%   25.00%
-34      6/30/2059      55.00%  20.00%   25.00%
        12/31/2059      55.00%  20.00%   25.00%
-35      6/30/2060      55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 70% equity, 17% fixed income, and 13% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 14.23% (2nd Qtr 2009) Worst Quarter -16.53% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2025 Fund | Vantagepoint Milestone 2025 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	490
10 years	rr_ExpenseExampleYear10	1,088
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.18%
2006	rr_AnnualReturn2006	12.70%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(29.90%)
2009	rr_AnnualReturn2009	25.40%
2010	rr_AnnualReturn2010	12.25%
2011	rr_AnnualReturn2011	(0.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2025 Fund | Return before taxes | Vantagepoint Milestone 2025 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2025 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(0.85%)
5 years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund | Return after taxes on distributions | Vantagepoint Milestone 2025 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2025 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(1.25%)
5 years	rr_AverageAnnualReturnYear05	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2025 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2025 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(0.23%)
5 years	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	3.51%
5 years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2025 Fund | Morningstar Target 2021-2025 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target 2021-2025 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(2.06%)
5 years	rr_AverageAnnualReturnYear05	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 7%

Core Bond Index Fund (Class I)	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	19% - 29%

Growth & Income Fund	9% - 19%

Growth Fund	5% - 15%

Mid/Small Company Index Fund (Class I)	9% - 19%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	6% - 16%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                          Three Asset Classes
                        Fixed   Multi-   Equity
                        Income  Strategy

 35      6/30/1995      5.00%   0.00%   95.00%
        12/31/1995      5.00%   0.00%   95.00%
 34      6/30/1996      5.00%   0.00%   95.00%
        12/31/1996      5.00%   0.00%   95.00%
 33      6/30/1997      5.00%   0.00%   95.00%
        12/31/1997      5.00%   0.00%   95.00%
 32      6/30/1998      5.00%   0.00%   95.00%
        12/31/1998      5.00%   0.00%   95.00%
 31      6/30/1999      5.00%   0.00%   95.00%
        12/31/1999      5.00%   0.00%   95.00%
 30      6/30/2000      5.00%   0.00%   95.00%
        12/31/2000      5.00%   0.50%   94.50%
 29      6/30/2001      5.00%   1.00%   94.00%
        12/31/2001      5.00%   1.50%   93.50%
 28      6/30/2002      5.00%   2.00%   93.00%
        12/31/2002      5.00%   2.50%   92.50%
 27      6/30/2003      5.00%   3.00%   92.00%
        12/31/2003      5.00%   3.50%   91.50%
 26      6/30/2004      5.00%   4.00%   91.00%
        12/31/2004      5.00%   4.50%   90.50%
 25      6/30/2005      5.00%   5.00%   90.00%
        12/31/2005      5.43%   5.50%   89.07%
 24      6/30/2006      5.86%   6.00%   88.14%
        12/31/2006      6.29%   6.50%   87.21%
 23      6/30/2007      6.72%   7.00%   86.28%
        12/31/2007      7.15%   7.50%   85.36%
 22      6/30/2008      7.57%   8.00%   84.43%
        12/31/2008      8.00%   8.50%   83.50%
 21      6/30/2009      8.43%   9.00%   82.57%
        12/31/2009      8.86%   9.50%   81.64%
 20      6/30/2010      9.29%  10.00%   80.71%
        12/31/2010      9.88%  10.25%   79.87%
 19      6/30/2011     10.47%  10.50%   79.03%
        12/31/2011     11.06%  10.75%   78.19%
 18      6/30/2012     11.65%  11.00%   77.35%
        12/31/2012     12.24%  11.25%   76.52%
 17      6/30/2013     12.82%  11.50%   75.68%
        12/31/2013     13.41%  11.75%   74.84%
 16      6/30/2014     14.00%  12.00%   74.00%
        12/31/2014     14.59%  12.25%   73.16%
 15      6/30/2015     15.18%  12.50%   72.32%
        12/31/2015     15.77%  12.75%   71.48%
 14      6/30/2016     16.36%  13.00%   70.64%
        12/31/2016     16.95%  13.25%   69.80%
 13      6/30/2017     17.54%  13.50%   68.96%
        12/31/2017     18.13%  13.75%   68.13%
 12      6/30/2018     18.71%  14.00%   67.29%
        12/31/2018     19.30%  14.25%   66.45%
 11      6/30/2019     19.89%  14.50%   65.61%
        12/31/2019     20.48%  14.75%   64.77%
 10      6/30/2020     21.07%  15.00%   63.93%
        12/31/2020     21.79%  15.13%   63.09%
  9      6/30/2021     22.50%  15.25%   62.25%
        12/31/2021     23.22%  15.38%   61.41%
  8      6/30/2022     23.93%  15.50%   60.57%
        12/31/2022     24.65%  15.63%   59.73%
  7      6/30/2023     25.37%  15.75%   58.88%
        12/31/2023     26.08%  15.88%   58.04%
  6      6/30/2024     26.80%  16.00%   57.20%
        12/31/2024     27.51%  16.13%   56.36%
  5      6/30/2025     28.23%  16.25%   55.52%
        12/31/2025     28.96%  16.38%   54.67%
  4      6/30/2026     29.68%  16.50%   53.82%
        12/31/2026     30.41%  16.63%   52.96%
  3      6/30/2027     31.14%  16.75%   52.11%
        12/31/2027     31.87%  16.88%   51.26%
  2      6/30/2028     32.59%  17.00%   50.41%
        12/31/2028     33.32%  17.13%   49.56%
  1      6/30/2029     34.05%  17.25%   48.70%
        12/31/2029     34.77%  17.38%   47.85%
  0      6/30/2030     35.50%  17.50%   47.00%
        12/31/2030     36.05%  17.63%   46.32%
 -1      6/30/2031     36.60%  17.75%   45.65%
        12/31/2031     37.15%  17.88%   44.97%
 -2      6/30/2032     37.70%  18.00%   44.30%
        12/31/2032     38.26%  18.13%   43.62%
 -3      6/30/2033     38.81%  18.25%   42.94%
        12/31/2033     39.36%  18.38%   42.27%
 -4      6/30/2034     39.91%  18.50%   41.59%
        12/31/2034     40.46%  18.63%   40.92%
 -5      6/30/2035     41.01%  18.75%   40.24%
        12/31/2035     42.41%  18.88%   38.72%
 -6      6/30/2036     43.81%  19.00%   37.19%
        12/31/2036     45.21%  19.13%   35.67%
 -7      6/30/2037     46.61%  19.25%   34.14%
        12/31/2037     48.01%  19.38%   32.62%
 -8      6/30/2038     49.40%  19.50%   31.10%
        12/31/2038     50.80%  19.63%   29.57%
 -9      6/30/2039     52.20%  19.75%   28.05%
        12/31/2039     53.60%  19.88%   26.52%
-10      6/30/2040     55.00%  20.00%   25.00%
        12/31/2040     55.00%  20.00%   25.00%
-11      6/30/2041     55.00%  20.00%   25.00%
        12/31/2041     55.00%  20.00%   25.00%
-12      6/30/2042     55.00%  20.00%   25.00%
        12/31/2042     55.00%  20.00%   25.00%
-13      6/30/2043     55.00%  20.00%   25.00%
        12/31/2043     55.00%  20.00%   25.00%
-14      6/30/2044     55.00%  20.00%   25.00%
        12/31/2044     55.00%  20.00%   25.00%
-15      6/30/2045     55.00%  20.00%   25.00%
        12/31/2045     55.00%  20.00%   25.00%
-16      6/30/2046     55.00%  20.00%   25.00%
        12/31/2046     55.00%  20.00%   25.00%
-17      6/30/2047     55.00%  20.00%   25.00%
        12/31/2047     55.00%  20.00%   25.00%
-18      6/30/2048     55.00%  20.00%   25.00%
        12/31/2048     55.00%  20.00%   25.00%
-19      6/30/2049     55.00%  20.00%   25.00%
        12/31/2049     55.00%  20.00%   25.00%
-20      6/30/2050     55.00%  20.00%   25.00%
        12/31/2050     55.00%  20.00%   25.00%
-21      6/30/2051     55.00%  20.00%   25.00%
        12/31/2051     55.00%  20.00%   25.00%
-22      6/30/2052     55.00%  20.00%   25.00%
        12/31/2052     55.00%  20.00%   25.00%
-23      6/30/2053     55.00%  20.00%   25.00%
        12/31/2053     55.00%  20.00%   25.00%
-24      6/30/2054     55.00%  20.00%   25.00%
        12/31/2054     55.00%  20.00%   25.00%
-25      6/30/2055     55.00%  20.00%   25.00%
        12/31/2055     55.00%  20.00%   25.00%
-26      6/30/2056     55.00%  20.00%   25.00%
        12/31/2056     55.00%  20.00%   25.00%
-27      6/30/2057     55.00%  20.00%   25.00%
        12/31/2057     55.00%  20.00%   25.00%
-28      6/30/2058     55.00%  20.00%   25.00%
        12/31/2058     55.00%  20.00%   25.00%
-29      6/30/2059     55.00%  20.00%   25.00%
        12/31/2059     55.00%  20.00%   25.00%
-30      6/30/2060     55.00%  20.00%   25.00%
        12/31/2060     55.00%  20.00%   25.00%
-31      6/30/2061     55.00%  20.00%   25.00%
        12/31/2061     55.00%  20.00%   25.00%
-32     6 /30/2062     55.00%  20.00%   25.00%
        12/31/2062     55.00%  20.00%   25.00%
-33      6/30/2063     55.00%  20.00%   25.00%
        12/31/2063     55.00%  20.00%   25.00%
-34      6/30/2064     55.00%  20.00%   25.00%
        12/31/2064     55.00%  20.00%   25.00%
-35      6/30/2065     55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 78% equity, 11% fixed income, and 11% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.48% (2nd Qtr 2009) Worst Quarter -18.28% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2030 Fund | Vantagepoint Milestone 2030 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	285
5 years	rr_ExpenseExampleYear05	495
10 years	rr_ExpenseExampleYear10	1,100
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.68%
2006	rr_AnnualReturn2006	13.52%
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	(32.54%)
2009	rr_AnnualReturn2009	27.33%
2010	rr_AnnualReturn2010	13.11%
2011	rr_AnnualReturn2011	(1.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2030 Fund | Return before taxes | Vantagepoint Milestone 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(1.46%)
5 years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund | Return after taxes on distributions | Vantagepoint Milestone 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(1.79%)
5 years	rr_AverageAnnualReturnYear05	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(0.64%)
5 years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	3.14%
5 years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2030 Fund | Morningstar Target Date 2026-2030 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2026-2030 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(2.26%)
5 years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 5%

Core Bond Index Fund (Class I)	1% - 11%

Equity Funds:	Allocation Range:

Equity Income Fund	20% - 30%

Growth & Income Fund	10% - 20%

Growth Fund	6% - 16%

Mid/Small Company Index Fund (Class I)	12% - 22%

International Fund	12% - 22%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	2% - 12%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                          Three Asset Classes

                         Fixed    Multi-   Equity
                         Income   Strategy

 35       6/30/2000       5.00%   0.00%   95.00%
         12/31/2000       5.00%   0.00%   95.00%
 34       6/30/2001       5.00%   0.00%   95.00%
         12/31/2001       5.00%   0.00%   95.00%
 33       6/30/2002       5.00%   0.00%   95.00%
         12/31/2002       5.00%   0.00%   95.00%
 32       6/30/2003       5.00%   0.00%   95.00%
         12/31/2003       5.00%   0.00%   95.00%
 31       6/30/2004       5.00%   0.00%   95.00%
         12/31/2004       5.00%   0.00%   95.00%
 30       6/30/2005       5.00%   0.00%   95.00%
         12/31/2005       5.00%   0.50%   94.50%
 29       6/30/2006       5.00%   1.00%   94.00%
         12/31/2006       5.00%   1.50%   93.50%
 28       6/30/2007       5.00%   2.00%   93.00%
         12/31/2007       5.00%   2.50%   92.50%
 27       6/30/2008       5.00%   3.00%   92.00%
         12/31/2008       5.00%   3.50%   91.50%
 26       6/30/2009       5.00%   4.00%   91.00%
         12/31/2009       5.00%   4.50%   90.50%
 25       6/30/2010       5.00%   5.00%   90.00%
         12/31/2010       5.43%   5.50%   89.07%
 24       6/30/2011       5.86%   6.00%   88.14%
         12/31/2011       6.29%   6.50%   87.21%
 23       6/30/2012       6.72%   7.00%   86.28%
         12/31/2012       7.15%   7.50%   85.36%
 22       6/30/2013       7.57%   8.00%   84.43%
         12/31/2013       8.00%   8.50%   83.50%
 21       6/30/2014       8.43%   9.00%   82.57%
         12/31/2014       8.86%   9.50%   81.64%
 20       6/30/2015       9.29%  10.00%   80.71%
         12/31/2015       9.88%  10.25%   79.87%
 19       6/30/2016      10.47%  10.50%   79.03%
         12/31/2016      11.06%  10.75%   78.19%
 18       6/30/2017      11.65%  11.00%   77.35%
         12/31/2017      12.24%  11.25%   76.52%
 17       6/30/2018      12.82%  11.50%   75.68%
         12/31/2018      13.41%  11.75%   74.84%
 16       6/30/2019      14.00%  12.00%   74.00%
         12/31/2019      14.59%  12.25%   73.16%
 15       6/30/2020      15.18%  12.50%   72.32%
         12/31/2020      15.77%  12.75%   71.48%
 14       6/30/2021      16.36%  13.00%   70.64%
         12/31/2021      16.95%  13.25%   69.80%
 13       6/30/2022      17.54%  13.50%   68.96%
         12/31/2022      18.13%  13.75%   68.13%
 12       6/30/2023      18.71%  14.00%   67.29%
         12/31/2023      19.30%  14.25%   66.45%
 11       6/30/2024      19.89%  14.50%   65.61%
         12/31/2024      20.48%  14.75%   64.77%
 10       6/30/2025      21.07%  15.00%   63.93%
         12/31/2025      21.79%  15.13%   63.09%
  9       6/30/2026      22.50%  15.25%   62.25%
         12/31/2026      23.22%  15.38%   61.41%
  8       6/30/2027      23.93%  15.50%   60.57%
         12/31/2027      24.65%  15.63%   59.73%
  7       6/30/2028      25.37%  15.75%   58.88%
         12/31/2028      26.08%  15.88%   58.04%
  6       6/30/2029      26.80%  16.00%   57.20%
         12/31/2029      27.51%  16.13%   56.36%
  5       6/30/2030      28.23%  16.25%   55.52%
         12/31/2030      28.96%  16.38%   54.67%
  4       6/30/2031      29.68%  16.50%   53.82%
         12/31/2031      30.41%  16.63%   52.96%
  3       6/30/2032      31.14%  16.75%   52.11%
         12/31/2032      31.87%  16.88%   51.26%
  2       6/30/2033      32.59%  17.00%   50.41%
         12/31/2033      33.32%  17.13%   49.56%
  1       6/30/2034      34.05%  17.25%   48.70%
         12/31/2034      34.77%  17.38%   47.85%
  0       6/30/2035      35.50%  17.50%   47.00%
         12/31/2035      36.05%  17.63%   46.32%
 -1       6/30/2036      36.60%  17.75%   45.65%
         12/31/2036      37.15%  17.88%   44.97%
 -2       6/30/2037      37.70%  18.00%   44.30%
         12/31/2037      38.26%  18.13%   43.62%
 -3       6/30/2038      38.81%  18.25%   42.94%
         12/31/2038      39.36%  18.38%   42.27%
 -4       6/30/2039      39.91%  18.50%   41.59%
         12/31/2039      40.46%  18.63%   40.92%
 -5       6/30/2040      41.01%  18.75%   40.24%
         12/31/2040      42.41%  18.88%   38.72%
 -6       6/30/2041      43.81%  19.00%   37.19%
         12/31/2041      45.21%  19.13%   35.67%
 -7       6/30/2042      46.61%  19.25%   34.14%
         12/31/2042      48.01%  19.38%   32.62%
 -8       6/30/2043      49.40%  19.50%   31.10%
         12/31/2043      50.80%  19.63%   29.57%
 -9       6/30/2044      52.20%  19.75%   28.05%
         12/31/2044      53.60%  19.88%   26.52%
-10       6/30/2045      55.00%  20.00%   25.00%
         12/31/2045      55.00%  20.00%   25.00%
-11       6/30/2046      55.00%  20.00%   25.00%
         12/31/2046      55.00%  20.00%   25.00%
-12       6/30/2047      55.00%  20.00%   25.00%
         12/31/2047      55.00%  20.00%   25.00%
-13       6/30/2048      55.00%  20.00%   25.00%
         12/31/2048      55.00%  20.00%   25.00%
-14       6/30/2049      55.00%  20.00%   25.00%
         12/31/2049      55.00%  20.00%   25.00%
-15       6/30/2050      55.00%  20.00%   25.00%
         12/31/2050      55.00%  20.00%   25.00%
-16       6/30/2051      55.00%  20.00%   25.00%
         12/31/2051      55.00%  20.00%   25.00%
-17       6/30/2052      55.00%  20.00%   25.00%
         12/31/2052      55.00%  20.00%   25.00%
-18       6/30/2053      55.00%  20.00%   25.00%
         12/31/2053      55.00%  20.00%   25.00%
-19       6/30/2054      55.00%  20.00%   25.00%
         12/31/2054      55.00%  20.00%   25.00%
-20       6/30/2055      55.00%  20.00%   25.00%
         12/31/2055      55.00%  20.00%   25.00%
-21       6/30/2056      55.00%  20.00%   25.00%
         12/31/2056      55.00%  20.00%   25.00%
-22       6/30/2057      55.00%  20.00%   25.00%
         12/31/2057      55.00%  20.00%   25.00%
-23       6/30/2058      55.00%  20.00%   25.00%
         12/31/2058      55.00%  20.00%   25.00%
-24       6/30/2059      55.00%  20.00%   25.00%
         12/31/2059      55.00%  20.00%   25.00%
-25       6/30/2060      55.00%  20.00%   25.00%
         12/31/2060      55.00%  20.00%   25.00%
-26       6/30/2061      55.00%  20.00%   25.00%
         12/31/2061      55.00%  20.00%   25.00%
-27       6/30/2062      55.00%  20.00%   25.00%
         12/31/2062      55.00%  20.00%   25.00%
-28       6/30/2063      55.00%  20.00%   25.00%
         12/31/2063      55.00%  20.00%   25.00%
-29       6/30/2064      55.00%  20.00%   25.00%
         12/31/2064      55.00%  20.00%   25.00%
-30       6/30/2065      55.00%  20.00%   25.00%
         12/31/2065      55.00%  20.00%   25.00%
-31       6/30/2066      55.00%  20.00%   25.00%
         12/31/2066      55.00%  20.00%   25.00%
-32       6/30/2067      55.00%  20.00%   25.00%
         12/31/2067      55.00%  20.00%   25.00%
-33       6/30/2068      55.00%  20.00%   25.00%
         12/31/2068      55.00%  20.00%   25.00%
-34       6/30/2069      55.00%  20.00%   25.00%
         12/31/2069      55.00%  20.00%   25.00%
-35       6/30/2070      55.00%  20.00%   25.00%
         12/31/2070      55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 87% equity, 6% fixed income and 7% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 16.89% (2nd Qtr 2009) Worst Quarter -19.96% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2035 Fund | Vantagepoint Milestone 2035 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	506
10 years	rr_ExpenseExampleYear10	1,123
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.13%
2006	rr_AnnualReturn2006	14.00%
2007	rr_AnnualReturn2007	7.25%
2008	rr_AnnualReturn2008	(34.91%)
2009	rr_AnnualReturn2009	29.22%
2010	rr_AnnualReturn2010	14.33%
2011	rr_AnnualReturn2011	(2.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2035 Fund | Return before taxes | Vantagepoint Milestone 2035 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2035 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(2.24%)
5 years	rr_AverageAnnualReturnYear05	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund | Return after taxes on distributions | Vantagepoint Milestone 2035 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2035 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(2.55%)
5 years	rr_AverageAnnualReturnYear05	(0.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2035 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2035 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.12%)
5 years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2035 Fund | Morningstar Target Date 2031-2035 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2031-2035 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(3.51%)
5 years	rr_AverageAnnualReturnYear05	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	7% - 17%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 7%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                            Three Asset Classes
                           Fixed   Multi-   Equity
                           Income  Strategy

 35        6/30/2005       5.00%    0.00%   95.00%
          12/31/2005       5.00%    0.00%   95.00%
 34        6/30/2006       5.00%    0.00%   95.00%
          12/31/2006       5.00%    0.00%   95.00%
 33        6/30/2007       5.00%    0.00%   95.00%
          12/31/2007       5.00%    0.00%   95.00%
 32        6/30/2008       5.00%    0.00%   95.00%
          12/31/2008       5.00%    0.00%   95.00%
 31        6/30/2009       5.00%    0.00%   95.00%
          12/31/2009       5.00%    0.00%   95.00%
 30        6/30/2010       5.00%    0.00%   95.00%
          12/31/2010       5.00%    0.50%   94.50%
 29        6/30/2011       5.00%    1.00%   94.00%
          12/31/2011       5.00%    1.50%   93.50%
 28        6/30/2012       5.00%    2.00%   93.00%
          12/31/2012       5.00%    2.50%   92.50%
 27        6/30/2013       5.00%    3.00%   92.00%
          12/31/2013       5.00%    3.50%   91.50%
 26        6/30/2014       5.00%    4.00%   91.00%
          12/31/2014       5.00%    4.50%   90.50%
 25        6/30/2015       5.00%    5.00%   90.00%
          12/31/2015       5.43%    5.50%   89.07%
 24        6/30/2016       5.86%    6.00%   88.14%
          12/31/2016       6.29%    6.50%   87.21%
 23        6/30/2017       6.72%    7.00%   86.28%
          12/31/2017       7.15%    7.50%   85.36%
 22        6/30/2018       7.57%    8.00%   84.43%
          12/31/2018       8.00%    8.50%   83.50%
 21        6/30/2019       8.43%    9.00%   82.57%
          12/31/2019       8.86%    9.50%   81.64%
 20        6/30/2020       9.29%   10.00%   80.71%
          12/31/2020       9.88%   10.25%   79.87%
 19        6/30/2021      10.47%   10.50%   79.03%
          12/31/2021      11.06%   10.75%   78.19%
 18        6/30/2022      11.65%   11.00%   77.35%
          12/31/2022      12.24%   11.25%   76.52%
 17        6/30/2023      12.82%   11.50%   75.68%
          12/31/2023      13.41%   11.75%   74.84%
 16        6/30/2024      14.00%   12.00%   74.00%
          12/31/2024      14.59%   12.25%   73.16%
 15        6/30/2025      15.18%   12.50%   72.32%
          12/31/2025      15.77%   12.75%   71.48%
 14        6/30/2026      16.36%   13.00%   70.64%
          12/31/2026      16.95%   13.25%   69.80%
 13        6/30/2027      17.54%   13.50%   68.96%
          12/31/2027      18.13%   13.75%   68.13%
 12        6/30/2028      18.71%   14.00%   67.29%
          12/31/2028      19.30%   14.25%   66.45%
 11        6/30/2029      19.89%   14.50%   65.61%
          12/31/2029      20.48%   14.75%   64.77%
 10        6/30/2030      21.07%   15.00%   63.93%
          12/31/2030      21.79%   15.13%   63.09%
  9        6/30/2031      22.50%   15.25%   62.25%
          12/31/2031      23.22%   15.38%   61.41%
  8        6/30/2032      23.93%   15.50%   60.57%
          12/31/2032      24.65%   15.63%   59.73%
  7        6/30/2033      25.37%   15.75%   58.88%
          12/31/2033      26.08%   15.88%   58.04%
  6        6/30/2034      26.80%   16.00%   57.20%
          12/31/2034      27.51%   16.13%   56.36%
  5        6/30/2035      28.23%   16.25%   55.52%
          12/31/2035      28.96%   16.38%   54.67%
  4        6/30/2036      29.68%   16.50%   53.82%
          12/31/2036      30.41%   16.63%   52.96%
  3        6/30/2037      31.14%   16.75%   52.11%
          12/31/2037      31.87%   16.88%   51.26%
  2        6/30/2038      32.59%   17.00%   50.41%
          12/31/2038      33.32%   17.13%   49.56%
  1        6/30/2039      34.05%   17.25%   48.70%
          12/31/2039      34.77%   17.38%   47.85%
  0        6/30/2040      35.50%   17.50%   47.00%
          12/31/2040      36.05%   17.63%   46.32%
 -1        6/30/2041      36.60%   17.75%   45.65%
          12/31/2041      37.15%   17.88%   44.97%
 -2        6/30/2042      37.70%   18.00%   44.30%
          12/31/2042      38.26%   18.13%   43.62%
 -3        6/30/2043      38.81%   18.25%   42.94%
          12/31/2043      39.36%   18.38%   42.27%
 -4        6/30/2044      39.91%   18.50%   41.59%
          12/31/2044      40.46%   18.63%   40.92%
 -5        6/30/2045      41.01%   18.75%   40.24%
          12/31/2045      42.41%   18.88%   38.72%
 -6        6/30/2046      43.81%   19.00%   37.19%
          12/31/2046      45.21%   19.13%   35.67%
 -7        6/30/2047      46.61%   19.25%   34.14%
          12/31/2047      48.01%   19.38%   32.62%
 -8        6/30/2048      49.40%   19.50%   31.10%
          12/31/2048      50.80%   19.63%   29.57%
 -9        6/30/2049      52.20%   19.75%   28.05%
          12/31/2049      53.60%   19.88%   26.52%
-10        6/30/2050      55.00%   20.00%   25.00%
          12/31/2050      55.00%   20.00%   25.00%
-11        6/30/2051      55.00%   20.00%   25.00%
          12/31/2051      55.00%   20.00%   25.00%
-12        6/30/2052      55.00%   20.00%   25.00%
          12/31/2052      55.00%   20.00%   25.00%
-13        6/30/2053      55.00%   20.00%   25.00%
          12/31/2053      55.00%   20.00%   25.00%
-14        6/30/2054      55.00%   20.00%   25.00%
          12/31/2054      55.00%   20.00%   25.00%
-15        6/30/2055      55.00%   20.00%   25.00%
          12/31/2055      55.00%   20.00%   25.00%
-16        6/30/2056      55.00%   20.00%   25.00%
          12/31/2056      55.00%   20.00%   25.00%
-17        6/30/2057      55.00%   20.00%   25.00%
          12/31/2057      55.00%   20.00%   25.00%
-18        6/30/2058      55.00%   20.00%   25.00%
          12/31/2058      55.00%   20.00%   25.00%
-19        6/30/2059      55.00%   20.00%   25.00%
          12/31/2059      55.00%   20.00%   25.00%
-20        6/30/2060      55.00%   20.00%   25.00%
          12/31/2060      55.00%   20.00%   25.00%
-21        6/30/2061      55.00%   20.00%   25.00%
          12/31/2061      55.00%   20.00%   25.00%
-22        6/30/2062      55.00%   20.00%   25.00%
          12/31/2062      55.00%   20.00%   25.00%
-23        6/30/2063      55.00%   20.00%   25.00%
          12/31/2063      55.00%   20.00%   25.00%
-24        6/30/2064      55.00%   20.00%   25.00%
          12/31/2064      55.00%   20.00%   25.00%
-25        6/30/2065      55.00%   20.00%   25.00%
          12/31/2065      55.00%   20.00%   25.00%
-26        6/30/2066      55.00%   20.00%   25.00%
          12/31/2066      55.00%   20.00%   25.00%
-27        6/30/2067      55.00%   20.00%   25.00%
          12/31/2067      55.00%   20.00%   25.00%
-28        6/30/2068      55.00%   20.00%   25.00%
          12/31/2068      55.00%   20.00%   25.00%
-29        6/30/2069      55.00%   20.00%   25.00%
          12/31/2069      55.00%   20.00%   25.00%
-30        6/30/2070      55.00%   20.00%   25.00%
          12/31/2070      55.00%   20.00%   25.00%
-31        6/30/2071      55.00%   20.00%   25.00%
          12/31/2071      55.00%   20.00%   25.00%
-32        6/30/2072      55.00%   20.00%   25.00%
          12/31/2072      55.00%   20.00%   25.00%
-33        6/30/2073      55.00%   20.00%   25.00%
          12/31/2073      55.00%   20.00%   25.00%
-34        6/30/2074      55.00%   20.00%   25.00%
          12/31/2074      55.00%   20.00%   25.00%
-35        6/30/2075      55.00%   20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 94% equity, 5% fixed income and 1% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 17.72% (2nd Qtr 2009) Worst Quarter -20.83% (4th Qtr 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2040 Fund | Vantagepoint Milestone 2040 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1],[3]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	288
5 years	rr_ExpenseExampleYear05	500
10 years	rr_ExpenseExampleYear10	1,112
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.14%
2006	rr_AnnualReturn2006	14.14%
2007	rr_AnnualReturn2007	7.23%
2008	rr_AnnualReturn2008	(36.13%)
2009	rr_AnnualReturn2009	30.70%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	(2.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Vantagepoint Milestone 2040 Fund | Return before taxes | Vantagepoint Milestone 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(2.61%)
5 years	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund | Return after taxes on distributions | Vantagepoint Milestone 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(2.89%)
5 years	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.39%)
5 years	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.68%)
5 years	rr_AverageAnnualReturnYear05	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2040 Fund | Morningstar Target Date 2036-2040 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2036-2040 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(3.49%)
5 years	rr_AverageAnnualReturnYear05	(1.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005
Vantagepoint Milestone 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund's current asset allocation.
Fund Fees & Expenses	vf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2013 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund's allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

                         Three Asset Classes
                        Fixed   Multi-   Equity
                        Income  Strategy

 35     6/30/2010       5.00%   0.00%   95.00%
       12/31/2010       5.00%   0.00%   95.00%
 34     6/30/2011       5.00%   0.00%   95.00%
       12/31/2011       5.00%   0.00%   95.00%
 33     6/30/2012       5.00%   0.00%   95.00%
       12/31/2012       5.00%   0.00%   95.00%
 3      6/30/2013       5.00%   0.00%   95.00%
       12/31/2013       5.00%   0.00%   95.00%
 31     6/30/2014       5.00%   0.00%   95.00%
       12/31/2014       5.00%   0.00%   95.00%
 30     6/30/2015       5.00%   0.00%   95.00%
       12/31/2015       5.00%   0.50%   94.50%
 29     6/30/2016       5.00%   1.00%   94.00%
       12/31/2016       5.00%   1.50%   93.50%
 28     6/30/2017       5.00%   2.00%   93.00%
       12/31/2017       5.00%   2.50%   92.50%
 27     6/30/2018       5.00%   3.00%   92.00%
        2/31/2018       5.00%   3.50%   91.50%
 26     6/30/2019       5.00%   4.00%   91.00%
       12/31/2019       5.00%   4.50%   90.50%
 25     6/30/2020       5.00%   5.00%   90.00%
       12/31/2020       5.43%   5.50%   89.07%
 24     6/30/2021       5.86%   6.00%   88.14%
       12/31/2021       6.29%   6.50%   87.21%
 23     6/30/2022       6.72%   7.00%   86.28%
       12/31/2022       7.15%   7.50%   85.36%
 22     6/30/2023       7.57%   8.00%   84.43%
       12/31/2023       8.00%   8.50%   83.50%
 21     6/30/2024       8.43%   9.00%   82.57%
       12/31/2024       8.86%   9.50%   81.64%
 20     6/30/2025       9.29%  10.00%   80.71%
       12/31/2025       9.88%  10.25%   79.87%
 19     6/30/2026      10.47%  10.50%   79.03%
       12/31/2026      11.06%  10.75%   78.19%
 18     6/30/2027      11.65%  11.00%   77.35%
       12/31/2027      12.24%  11.25%   76.52%
 17     6/30/2028      12.82%  11.50%   75.68%
       12/31/2028      13.41%  11.75%   74.84%
 16     6/30/2029      14.00%  12.00%   74.00%
        2/31/2029      14.59%  12.25%   73.16%
 15     6/30/2030      15.18%  12.50%   72.32%
       12/31/2030      15.77%  12.75%   71.48%
 14     6/30/2031      16.36%  13.00%   70.64%
       12/31/2031      16.95%  13.25%   69.80%
 13     6/30/2032      17.54%  13.50%   68.96%
       12/31/2032      18.13%  13.75%   68.13%
 12     6/30/2033      18.71%  14.00%   67.29%
       12/31/2033      19.30%  14.25%   66.45%
 11     6/30/2034      19.89%  14.50%   65.61%
       12/31/2034      20.48%  14.75%   64.77%
 10     6/30/2035      21.07%  15.00%   63.93%
       12/31/2035      21.79%  15.13%   63.09%
  9     6/30/2036      22.50%  15.25%   62.25%
       12/31/2036      23.22%  15.38%   61.41%
  8     6/30/2037      23.93%  15.50%   60.57%
       12/31/2037      24.65%  15.63%   59.73%
  7     6/30/2038      25.37%  15.75%   58.88%
       12/31/2038      26.08%  15.88%   58.04%
  6     6/30/2039      26.80%  16.00%   57.20%
       12/31/2039      27.51%  16.13%   56.36%
  5     6/30/2040      28.23%  16.25%   55.52%
       12/31/2040      28.96%  16.38%   54.67%
  4     6/30/2041      29.68%  16.50%   53.82%
       12/31/2041      30.41%  16.63%   52.96%
  3     6/30/2042      31.14%  16.75%   52.11%
       12/31/2042      31.87%  16.88%   51.26%
  2     6/30/2043      32.59%  17.00%   50.41%
       12/31/2043      33.32%  17.13%   49.56%
  1     6/30/2044      34.05%  17.25%   48.70%
       12/31/2044      34.77%  17.38%   47.85%
  0     6/30/2045      35.50%  17.50%   47.00%
       12/31/2045      36.05%  17.63%   46.32%
 -1     6/30/2046      36.60%  17.75%   45.65%
       12/31/2046      37.15%  17.88%   44.97%
 -2     6/30/2047      37.70%  18.00%   44.30%
       12/31/2047      38.26%  18.13%   43.62%
 -3     6/30/2048      38.81%  18.25%   42.94%
       12/31/2048      39.36%  18.38%   42.27%
 -4     6/30/2049      39.91%  18.50%   41.59%
       12/31/2049      40.46%  18.63%   40.92%
 -5     6/30/2050      41.01%  18.75%   40.24%
       12/31/2050      42.41%  18.88%   38.72%
 -6     6/30/2051      43.81%  19.00%   37.19%
       12/31/2051      45.21%  19.13%   35.67%
 -7     6/30/2052      46.61%  19.25%   34.14%
       12/31/2052      48.01%  19.38%   32.62%
 -8     6/30/2053      49.40%  19.50%   31.10%
       12/31/2053      50.80%  19.63%   29.57%
 -9     6/30/2054      52.20%  19.75%   28.05%
       12/31/2054      53.60%  19.88%   26.52%
-10     6/30/2055      55.00%  20.00%   25.00%
       12/31/2055      55.00%  20.00%   25.00%
-11     6/30/2056      55.00%  20.00%   25.00%
       12/31/2056      55.00%  20.00%   25.00%
-12     6/30/2057      55.00%  20.00%   25.00%
       12/31/2057      55.00%  20.00%   25.00%
-13     6/30/2058      55.00%  20.00%   25.00%
       12/31/2058      55.00%  20.00%   25.00%
-14     6/30/2059      55.00%  20.00%   25.00%
       12/31/2059      55.00%  20.00%   25.00%
-15     6/30/2060      55.00%  20.00%   25.00%
       12/31/2060      55.00%  20.00%   25.00%
-16     6/30/2061      55.00%  20.00%   25.00%
       12/31/2061      55.00%  20.00%   25.00%
-17     6/30/2062      55.00%  20.00%   25.00%
       12/31/2062      55.00%  20.00%   25.00%
-18     6/30/2063      55.00%  20.00%   25.00%
       12/31/2063      55.00%  20.00%   25.00%
-19     6/30/2064      55.00%  20.00%   25.00%
       12/31/2064      55.00%  20.00%   25.00%
-20     6/30/2065      55.00%  20.00%   25.00%
       12/31/2065      55.00%  20.00%   25.00%
-21     6/30/2066      55.00%  20.00%   25.00%
       12/31/2066      55.00%  20.00%   25.00%
-22     6/30/2067      55.00%  20.00%   25.00%
       12/31/2067      55.00%  20.00%   25.00%
-23     6/30/2068      55.00%  20.00%   25.00%
       12/31/2068      55.00%  20.00%   25.00%
-24     6/30/2069      55.00%  20.00%   25.00%
       12/31/2069      55.00%  20.00%   25.00%
-25     6/30/2070      55.00%  20.00%   25.00%
       12/31/2070      55.00%  20.00%   25.00%
-26     6/30/2071      55.00%  20.00%   25.00%
       12/31/2071      55.00%  20.00%   25.00%
-27     6/30/2072      55.00%  20.00%   25.00%
       12/31/2072      55.00%  20.00%   25.00%
-28     6/30/2073      55.00%  20.00%   25.00%
       12/31/2073      55.00%  20.00%   25.00%
-29     6/30/2074      55.00%  20.00%   25.00%
       12/31/2074      55.00%  20.00%   25.00%
-30     6/30/2075      55.00%  20.00%   25.00%
       12/31/2075      55.00%  20.00%   25.00%
-31     6/30/2076      55.00%  20.00%   25.00%
       12/31/2076      55.00%  20.00%   25.00%
-32     6/30/2077      55.00%  20.00%   25.00%
       12/31/2077      55.00%  20.00%   25.00%
-33     6/30/2078      55.00%  20.00%   25.00%
       12/31/2078      55.00%  20.00%   25.00%
-34     6/30/2079      55.00%  20.00%   25.00%
       12/31/2079      55.00%  20.00%   25.00%
-35     6/30/2080      55.00%  20.00%   25.00%

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its “landing point” and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Fund Past Performance	vf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 11.43% (3rd Qtr 2010) Worst Quarter -16.61% (3rd Qtr 2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2045 Fund | Vantagepoint Milestone 2045 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Transaction fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%	[1],[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%	[1],[4]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	603
10 years	rr_ExpenseExampleYear10	1,333
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	14.62%
2011	rr_AnnualReturn2011	(2.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Vantagepoint Milestone 2045 Fund | Return before taxes | Vantagepoint Milestone 2045 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	(2.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Vantagepoint Milestone 2045 Fund | Return after taxes on distributions | Vantagepoint Milestone 2045 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(3.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Vantagepoint Milestone 2045 Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Milestone 2045 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Milestone 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Vantagepoint Milestone 2045 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Vantagepoint Milestone 2045 Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Vantagepoint Milestone 2045 Fund | Morningstar Target Date 2041-2045 Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Target Date 2041-2045 Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	(4.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	One of the Fund's subadvisers, Mellon Capital Management Corporation, has contractually agreed to waive a portion of its subadvisory fees beginning May 1, 2011 through April 30, 2014.
[3]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
[4]	The investment adviser has agreed to waive fees or reimburse expenses until April 30, 2013 to limit the Fund's total annual operating expenses to 1.10%. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund's Board of Directors.